UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-7445

                           SEI ASSET ALLOCATION TRUST
               (Exact name of registrant as specified in charter)
                                    ________


                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-610-342-5734

                     DATE OF FISCAL YEAR END: MARCH 31, 2007

                     DATE OF REPORTING PERIOD: JUNE 30, 2006

ITEM 1.  SCHEDULE OF INVESTMENTS


Schedule of Investments (Unaudited)


Diversified Conservative Income Fund
June 30, 2006


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.5%

FIXED INCOME FUND -- 55.2%
  SEI Institutional Managed Trust
  Core Fixed Income Fund, Class A*    3,500,970       $35,080
                                                      -------
Total Fixed Income Fund
  (Cost $36,778) ($ Thousands)                         35,080
                                                      -------

EQUITY FUNDS -- 25.4%
  SEI Institutional Managed Trust
    Large Cap Diversified Alpha
    Fund, Class A                     1,400,501        14,061
  SEI Institutional Managed Trust
    Small Cap Growth Fund, Class A**     55,084         1,039
  SEI Institutional Managed Trust
    Small Cap Value Fund, Class A        49,313         1,027
                                                      -------
Total Equity Funds
  (Cost $15,712) ($ Thousands)                         16,127
                                                      -------

MONEY MARKET FUND (A) -- 19.9%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 4.79%  12,660,550        12,660
                                                      -------
Total Money Market Fund
  (Cost $12,660) ($ Thousands)                         12,660
                                                      -------
Total Affiliated Investment Funds
  (Cost $65,150) ($ Thousands)                         63,867
                                                      -------

Total Investments -- 100.5%
  (Cost $65,150)+ ($ Thousands)                       $63,867
                                                      =======

PERCENTAGES ARE BASED ON NET ASSETS OF $63,523 ($ THOUSANDS).

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

** Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of June 30, 2006.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $65,217 ($ Thousands), and the unrealized appreciation and depreciation were $415
($ Thousands) and ($1,765) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Diversified Conservative Fund
June 30, 2006


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.1%

FIXED INCOME FUND -- 58.7%
  SEI Institutional Managed Trust
    Core Fixed Income Fund, Class A*  6,331,884      $ 63,445
                                                     --------
Total Fixed Income Fund
  (Cost $66,869) ($ Thousands)                         63,445
                                                     --------

EQUITY FUNDS -- 40.4%
  SEI Institutional International
    Trust International Equity Fund,
    Class A                             665,003         8,978
  SEI Institutional Managed Trust
    Large Cap Diversified Alpha
    Fund, Class A                     2,998,438        30,104
  SEI Institutional Managed Trust
    Small Cap Growth Fund, Class A**    123,046         2,321
  SEI Institutional Managed Trust
    Small Cap Value Fund, Class A       110,084         2,293
                                                     --------
Total Equity Funds
  (Cost $40,539) ($ Thousands)                         43,696
                                                     --------

MONEY MARKET FUND (A) -- 1.0%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 4.79%   1,078,554         1,079
                                                     --------
Total Money Market Fund
  (Cost $1,079) ($ Thousands)                           1,079
                                                     --------
Total Affiliated Investment Funds
  (Cost $108,487) ($ Thousands)                       108,220
                                                     --------

Total Investments -- 100.1%
  (Cost $108,487)+ ($ Thousands)                     $108,220
                                                     ========

PERCENTAGES ARE BASED ON NET ASSETS OF $108,135 ($ THOUSANDS).

* The Fund's investment in the SEI Institutional Managed Trust Core Fixed Income Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Core Fixed Income Fund seeks to have current income consistent with the preservation of capital. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Core Fixed Income Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

** Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of June 30, 2006.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $108,598 ($ Thousands), and the unrealized appreciation and depreciation were $3,166 ($ Thousands) and ($3,544) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Diversified Global Moderate Growth Fund
June 30, 2006


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.0%

EQUITY FUNDS -- 60.4%
  SEI Institutional International
    Trust Emerging Markets Equity
    Fund, Class A                       136,116      $  2,166
  SEI Institutional International
    Trust International Equity Fund,
    Class A                           2,230,774        30,115
  SEI Institutional Managed Trust
    Large Cap Diversified Alpha
    Fund, Class A                     8,187,351        82,201
  SEI Institutional Managed Trust
    Small Cap Growth Fund, Class A*     331,114         6,245
  SEI Institutional Managed Trust
    Small Cap Value Fund, Class A       298,171         6,211
                                                     --------
Total Equity Funds
  (Cost $117,918) ($ Thousands)                       126,938
                                                     --------

FIXED INCOME FUNDS -- 38.6%
  SEI Institutional International
    Trust Emerging Markets Debt
    Fund, Class A                       772,592         8,282
  SEI Institutional Managed Trust
    Core Fixed Income Fund, Class A   6,421,006        64,338
  SEI Institutional Managed Trust
    High Yield Bond Fund, Class A     1,000,949         8,328
                                                     --------
Total Fixed Income Funds
  (Cost $84,531) ($ Thousands)                         80,948
                                                     --------

MONEY MARKET FUND (A) -- 1.0%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 4.79%   2,097,612         2,098
                                                     --------
Total Money Market Fund
  (Cost $2,098) ($ Thousands)                           2,098
                                                     --------
Total Affiliated Investment Funds
  (Cost $204,547) ($ Thousands)                       209,984
                                                     --------

Total Investments -- 100.0%
  (Cost $204,547)+ ($ Thousands)                     $209,984
                                                     ========

PERCENTAGES ARE BASED ON NET ASSETS OF $210,074 ($ THOUSANDS).

* Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of June 30, 2006.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $205,319 ($ Thousands), and the unrealized appreciation and depreciation were $8,886 ($ Thousands) and ($4,221) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Diversified Moderate Growth Fund
June 30, 2006


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.1%

EQUITY FUNDS -- 60.4%
  SEI Institutional International
    Trust International Equity
    Fund, Class A                     3,286,606      $ 44,369
  SEI Institutional Managed Trust
    Large Cap Diversified Alpha
    Fund, Class A                    15,227,544       152,885
  SEI Institutional Managed Trust
    Small Cap Growth Fund, Class A*     582,848        10,993
  SEI Institutional Managed Trust
    Small Cap Value Fund, Class A       558,821        11,640
                                                     --------
Total Equity Funds
  (Cost $210,019) ($ Thousands)                       219,887
                                                     --------

FIXED INCOME FUND -- 38.6%
  SEI Institutional Managed Trust
    Core Fixed Income Fund, Class A  14,041,411       140,695
                                                     --------
Total Fixed Income Fund
  (Cost $147,729) ($ Thousands)                       140,695
                                                     --------

MONEY MARKET FUND (A) -- 1.1%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 4.79%   3,792,213         3,792
                                                     --------
Total Money Market Fund
  (Cost $3,792) ($ Thousands)                           3,792
                                                     --------
Total Affiliated Investment Funds
  (Cost $361,540) ($ Thousands)                       364,374
                                                     --------
Total Investments -- 100.1%
  (Cost $361,540)+ ($ Thousands)                     $364,374
                                                     ========

PERCENTAGES ARE BASED ON NET ASSETS OF $364,187 ($ THOUSANDS).

* Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of June 30, 2006.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $361,595 ($ Thousands), and the unrealized appreciation and depreciation were $10,230 ($ Thousands) and ($7,451) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Diversified Global Growth Fund
June 30, 2006


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.0%

EQUITY FUNDS -- 80.2%
  SEI Institutional International
    Trust Emerging Markets Equity
    Fund, Class A                       363,199      $  5,778
  SEI Institutional International
    Trust International Equity
    Fund, Class A                     3,784,365        51,089
  SEI Institutional Managed Trust
    Large Cap Diversified Alpha
    Fund, Class A*                   14,389,547       144,471
  SEI Institutional Managed Trust
    Small Cap Growth Fund, Class**     579,899        10,937
  SEI Institutional Managed Trust
    Small Cap Value Fund, Class A       521,307        10,859
                                                     --------
Total Equity Funds
  (Cost $209,634) ($ Thousands)                       223,134
                                                     --------

FIXED INCOME FUNDS -- 18.8%
  SEI Institutional International
    Trust Emerging Markets Debt
    Fund, Class A                       514,173         5,512
  SEI Institutional Managed Trust
    Core Fixed Income Fund, Class A   4,111,141        41,194
  SEI Institutional Managed Trust
    High Yield Bond Fund, Class A       659,866         5,490
                                                     --------
Total Fixed Income Funds
  (Cost $54,894) ($ Thousands)                         52,196
                                                     --------

MONEY MARKET FUND (A) -- 1.0%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 4.79%   2,775,375         2,775
                                                     --------
Total Money Market Fund
  (Cost $2,775) ($ Thousands)                           2,775
                                                     --------
Total Affiliated Investment Funds
  (Cost $267,303) ($ Thousands)                       278,105
                                                     --------

Total Investments -- 100.0%
  (Cost $267,303)+ ($ Thousands)                     $278,105
                                                     ========

PERCENTAGES ARE BASED ON NET ASSETS OF $277,976 ($ THOUSANDS).

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. The Schedule of Investments for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund can be found at the end of this filing. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

** Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of June 30, 2006.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $267,847 ($ Thousands), and the unrealized appreciation and depreciation were $13,706 ($ Thousands) and ($3,448) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.


--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Diversified Global Stock Fund
June 30, 2006


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.0%

EQUITY FUNDS -- 99.0%
  SEI Institutional International
    Trust Emerging Markets Equity
    Fund, Class A                       203,252      $  3,234
  SEI Institutional International
    Trust International Equity
    Fund, Class A                     2,727,983        36,828
  SEI Institutional Managed Trust
    Large Cap Diversified Alpha
    Fund, Class A*                   10,007,396       100,474
  SEI Institutional Managed Trust
    Small Cap Growth Fund, Class A**    404,907         7,636
  SEI Institutional Managed Trust
    Small Cap Value Fund, Class A       364,767         7,598
                                                     --------
Total Equity Funds
  (Cost $150,423) ($ Thousands)                       155,770
                                                     --------

MONEY MARKET FUND (A) -- 1.0%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 4.79%   1,580,686         1,581
                                                     --------
Total Money Market Fund
  (Cost $1,581) ($ Thousands)                           1,581
                                                     --------
Total Affiliated Investment Funds
  (Cost $152,004) ($ Thousands)                       157,351
                                                     --------

Total Investments -- 100.0%
  (Cost $152,004)+ ($ Thousands)                     $157,351
                                                     ========

PERCENTAGES ARE BASED ON NET ASSETS OF $157,409 ($ THOUSANDS).

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks provide capital appreciation. The Schedule of Investments for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund can be found at the end of this filing. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

** Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of June 30, 2006.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $153,007 ($ Thousands), and the unrealized appreciation and depreciation were $5,769 ($ Thousands) and ($1,425) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Diversified U.S. Stock Fund
June 30, 2006


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.4%

EQUITY FUNDS -- 99.4%
  SEI Institutional Managed Trust
    Large Cap Diversified Alpha
    Fund, Class A*                    8,749,103      $ 87,841
  SEI Institutional Managed Trust
    Small Cap Growth Fund, Class A**    353,575         6,668
  SEI Institutional Managed Trust
    Small Cap Value Fund, Class A       317,731         6,618
                                                     --------
Total Equity Funds
  (Cost $100,498) ($ Thousands)                       101,127
                                                     --------

MONEY MARKET FUND (A) -- 1.0%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 4.79%     995,543           996
                                                     --------
Total Money Market Fund
  (Cost $996) ($ Thousands)                               996
                                                     --------
Total Affiliated Investment Funds
  (Cost $101,494) ($ Thousands)                       102,123
                                                     --------

Total Investments -- 100.4%
  (Cost $101,494)+ ($ Thousands)                     $102,123
                                                     ========

PERCENTAGES ARE BASED ON NET ASSETS OF $101,751 ($ THOUSANDS).

* The Fund's investment in the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Large Cap Diversified Alpha Fund seeks to provide capital appreciation. The Schedule of Investments for the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund can be found at the end of this filing. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Large Cap Diversified Alpha Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

** Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of June 30, 2006.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $101,614 ($ Thousands), and the unrealized appreciation and depreciation were $1,444 ($ Thousands) and ($935) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Defensive Strategy Fund
June 30, 2006


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 99.9%

FIXED INCOME FUNDS -- 84.7%
  SEI Daily Income Trust Ultra
    Short Bond Fund, Class A*         6,389,834       $63,451
  SEI Institutional Managed Trust
    Core Fixed Income Fund, Class A     982,446         9,844
  SEI Institutional Managed Trust
    High Yield Bond Fund, Class A     1,186,372         9,871
                                                      -------
Total Fixed Income Funds
  (Cost $83,874) ($ Thousands)                         83,166
                                                      -------

EQUITY FUNDS -- 15.0%
  SEI Institutional Managed Trust
    U.S. Managed Volatility Fund,
    Class A                             844,526         9,822
  SEI Institutional Managed Trust
    Real Estate Fund, Class A           285,979         4,947
                                                      -------
Total Equity Funds
  (Cost $12,907) ($ Thousands)                         14,769
                                                      -------

MONEY MARKET FUND (A) -- 0.2%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 4.79%     244,614           245
                                                      -------
Total Money Market Fund
  (Cost $245) ($ Thousands)                               245
                                                      -------
Total Affiliated Investment Funds
  (Cost $97,026) ($ Thousands)                         98,180
                                                      -------

Total Investments -- 99.9%
  (Cost $97,026)+ ($ Thousands)                       $98,180
                                                      =======

PERCENTAGES ARE BASED ON NET ASSETS OF $98,244 ($ THOUSANDS).

* The Fund's investment in the SEI Daily Income Trust Ultra Short Bond Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Daily Income Trust Ultra Short Bond Fund seeks to provide higher current income than that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. For further financial information, available upon request at no charge, on the SEI Daily Income Trust Ultra Short Bond Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A) Rate shown is the 7-day effective yield as of June 30, 2006.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $97,266 ($ Thousands), and the unrealized appreciation and depreciation were $1,870 ($ Thousands) and ($956) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Defensive Strategy Allocation Fund
June 30, 2006


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 99.8%

EQUITY FUNDS -- 60.2%
  SEI Institutional Managed Trust
    U.S. Managed Volatility Fund,
    Class A                             666,413       $ 7,751
  SEI Institutional Managed Trust
    Real Estate Fund, Class A           226,599         3,920
                                                      -------
Total Equity Funds
  (Cost $10,596) ($ Thousands)                         11,671
                                                      -------

FIXED INCOME FUND -- 39.3%
  SEI Institutional Managed Trust
    High Yield Bond Fund, Class A       915,275         7,615
                                                      -------
Total Fixed Income Fund
  (Cost $7,730) ($ Thousands)                           7,615
                                                      -------

MONEY MARKET FUND (A) -- 0.3%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 4.79%      48,889            49
                                                      -------
Total Money Market Fund
  (Cost $49) ($ Thousands)                                 49
                                                      -------
Total Affiliated Investment Funds
   (Cost $18,375) ($ Thousands)                        19,335
                                                      -------

Total Investments -- 99.8%
  (Cost $18,375)+ ($ Thousands)                       $19,335
                                                      =======

PERCENTAGES ARE BASED ON NET ASSETS OF $19,372 ($ THOUSANDS).

(A) Rate shown is the 7-day effective yield as of June 30, 2006.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $18,404 ($ Thousands), and the unrealized appreciation and depreciation were $1,046 ($ Thousands) and ($115) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Conservative Strategy Fund
June 30, 2006


----------------------------------------------------------------
                                                   Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.0%

FIXED INCOME FUNDS -- 69.2%
  SEI Daily Income Trust Ultra
    Short Bond Fund, Class A*         5,137,150      $ 51,012
  SEI Institutional Managed Trust
    Core Fixed Income Fund, Class A   1,142,366        11,446
  SEI Institutional Managed Trust
    High Yield Bond Fund, Class A     2,069,087        17,215
                                                     --------
Total Fixed Income Funds
  (Cost $80,717) ($ Thousands)                         79,673
                                                     --------

EQUITY FUNDS -- 30.5%
  SEI Institutional Managed Trust
    U.S. Managed Volatility Fund,
    Class A                           2,004,131        23,308
  SEI Institutional Managed Trust
    Real Estate Fund, Class A           680,455        11,772
                                                     --------
Total Equity Funds
  (Cost $30,763) ($ Thousands)                         35,080
                                                     --------

MONEY MARKET FUND (A) -- 0.3%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 4.79%     284,645           285
                                                     --------
Total Money Market Fund
  (Cost $285) ($ Thousands)                               285
                                                     --------
Total Affiliated Investment Funds
   (Cost $111,765) ($ Thousands)                      115,038
                                                     --------

Total Investments -- 100.0%
  (Cost $111,765)+ ($ Thousands)                     $115,038
                                                     ========

PERCENTAGES ARE BASED ON NET ASSETS OF $115,065 ($ THOUSANDS).

* The Fund's investment in the SEI Daily Income Trust Ultra Short Bond Fund, Class A represents a significant percentage of the Fund's total investments. The SEI Daily Income Trust Ultra Short Bond Fund seeks to provide higher current income then that typically offered by a money market fund while maintaining a high degree of liquidity and a correspondingly higher risk of principal volatility. For further financial information, available upon request at no charge, on the SEI Daily Income Trust Ultra Short Bond Fund please go to the Securities and Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A) Rate shown is the 7-day effective yield as of June 30, 2006.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $111,912 ($ Thousands), and the unrealized appreciation and depreciation were $4,329 ($ Thousands) and ($1,203) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Conservative Strategy Allocation Fund
June 30, 2006


-------------------------------------------------------------
                                                 Market Value
Description                             Shares  ($ Thousands)
-------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 99.9%

EQUITY FUNDS -- 67.0%
  SEI Institutional Managed Trust
    U.S. Managed Volatility Fund,
    Class A                           1,490,133       $17,330
  SEI Institutional Managed Trust
    Real Estate Fund, Class A           493,941         8,545
                                                      -------
Total Equity Funds
  (Cost $22,304) ($ Thousands)                         25,875
                                                      -------
FIXED INCOME FUND -- 32.7%
  SEI Institutional Managed Trust
    High Yield Bond Fund, Class A     1,518,708        12,636
                                                      -------
Total Fixed Income Fund
  (Cost $12,982) ($ Thousands)                         12,636
                                                      -------
MONEY MARKET FUND (A) -- 0.2%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 4.79%      93,332            93
                                                      -------
Total Money Market Fund
  (Cost $93) ($ Thousands)                                 93
                                                      -------
Total Affiliated Investment Funds
  (Cost $35,379) ($ Thousands)                         38,604
                                                      -------
Total Investments -- 99.9%
  (Cost $35,379)+ ($ Thousands)                       $38,604
                                                      =======

PERCENTAGES ARE BASED ON NET ASSETS OF $38,651 ($ THOUSANDS).

(A) Rate shown is the 7-day effective yield as of June 30, 2006.

+ At June 30 2006, the tax basis cost of the Fund's investments was $35,431 ($ Thousands), and the unrealized appreciation and depreciation were $3,521 ($ Thousands) and ($348) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Moderate Strategy Fund
June 30, 2006


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.0%

FIXED INCOME FUNDS -- 54.3%
  SEI Daily Income Trust Ultra
    Short Bond Fund, Class A          7,176,064      $ 71,258
  SEI Institutional Managed Trust
    Core Fixed Income Fund, Class A   7,226,229        72,407
  SEI Institutional Managed Trust
    High Yield Bond Fund, Class A     6,535,225        54,373
                                                     --------
Total Fixed Income Funds
  (Cost $202,665) ($ Thousands)                       198,038
                                                     --------

EQUITY FUNDS -- 45.5%
  SEI Institutional International
    Trust International Equity
    Fund, Class A                     1,399,335        18,891
  SEI Institutional Managed Trust
    Large Cap Growth Fund, Class A      937,902        18,336
  SEI Institutional Managed Trust
    Large Cap Value Fund, Class A       819,126        18,275
  SEI Institutional Managed Trust
    U.S. Managed Volatility Fund,
    Class A                           6,308,117        73,363
  SEI Institutional Managed Trust
    Real Estate Fund, Class A         2,136,617        36,964
                                                     --------
Total Equity Funds
  (Cost $145,813) ($ Thousands)                       165,829
                                                     --------

MONEY MARKET FUND (A) -- 0.2%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 4.79%     896,002           896
                                                     --------
Total Money Market Fund
  (Cost $896) ($ Thousands)                               896
                                                     --------
Total Affiliated Investment Funds
  (Cost $349,374) ($ Thousands)                       364,763
                                                     --------

Total Investments -- 100.0%
  (Cost $349,374)+ ($ Thousands)                     $364,763
                                                     ========

PERCENTAGES ARE BASED ON NET ASSETS OF $364,866 ($ THOUSANDS).

(A) Rate shown is the 7-day effective yield as of June 30, 2006.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $349,662 ($ Thousands), and the unrealized appreciation and depreciation were $20,171 ($ Thousands) and ($5,070) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Moderate Strategy Allocation Fund
June 30, 2006


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 99.9%

EQUITY FUNDS -- 82.0%
  SEI Institutional International
    Trust International Equity
    Fund, Class A                       674,508       $ 9,106
  SEI Institutional Managed Trust
    U.S. Managed Volatility Fund,
    Class A                           3,886,239        45,197
  SEI Institutional Managed Trust
    Real Estate Fund, Class A           515,373         8,916
  SEI Institutional Managed Trust
    Tax-Managed Large Cap Fund,
    Class A                           1,444,294        17,649
                                                      -------
Total Equity Funds
  (Cost $72,544) ($ Thousands)                         80,868
                                                      -------

FIXED INCOME FUND -- 17.6%
  SEI Institutional Managed Trust
    High Yield Bond Fund, Class A     2,086,617        17,361
                                                      -------
Total Fixed Income Fund
  (Cost $17,795) ($ Thousands)                         17,361
                                                      -------

MONEY MARKET FUND (A) -- 0.3%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 4.79%     239,975           240
                                                      -------
Total Money Market Fund
  (Cost $240) ($ Thousands)                               240
                                                      -------
Total Affiliated Investment Funds
  (Cost $90,579) ($ Thousands)                         98,469
                                                      -------

Total Investments -- 99.9%
  (Cost $90,579)+ ($ Thousands)                       $98,469
                                                      =======

PERCENTAGES ARE BASED ON NET ASSETS OF $98,597 ($ THOUSANDS).

(A) Rate shown is the 7-day effective yield as of June 30, 2006.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $90,656 ($ Thousands), and the unrealized appreciation and depreciation were $8,322 ($ Thousands) and ($509) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Aggressive Strategy Fund
June 30, 2006


-------------------------------------------------------------
                                                 Market Value
Description                             Shares  ($ Thousands)
-------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 99.9%

EQUITY FUNDS -- 80.3%
  SEI Institutional International
    Trust Emerging Markets Equity
    Fund, Class A                       281,781       $ 4,483
  SEI Institutional International
    Trust International Equity
    Fund, Class A                     2,961,408        39,979
  SEI Institutional Managed Trust
    Large Cap Diversified Alpha
    Fund, Class A                    10,359,327       104,008
  SEI Institutional Managed Trust
    Small Cap Growth Fund, Class A*     705,402        13,304
  SEI Institutional Managed Trust
    Small Cap Value Fund, Class A       631,483        13,154
                                                     --------
Total Equity Funds
  (Cost $165,900) ($ Thousands)                       174,928
                                                     --------
FIXED INCOME FUNDS -- 19.4%
  SEI Institutional International
    Trust Emerging Markets Debt
    Fund, Class A                     1,997,289        21,411
  SEI Institutional Managed Trust
    High Yield Bond Fund, Class A     2,503,527        20,829
                                                     --------
Total Fixed Income Funds
  (Cost $42,918) ($ Thousands)                         42,240
                                                     --------
MONEY MARKET FUND (A) -- 0.2%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 4.79%     529,238           529
                                                     --------
Total Money Market Fund
  (Cost $529) ($ Thousands)                               529
                                                     --------
Total Affiliated Investment Funds
  (Cost $209,347) ($ Thousands)                       217,697
                                                     --------
Total Investments -- 99.9%
  (Cost $209,347)+ ($ Thousands)                     $217,697
                                                     ========

PERCENTAGES ARE BASED ON NET ASSETS OF $217,950 ($ THOUSANDS).

* Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of June 30, 2006.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $209,542 ($ Thousands), and the unrealized appreciation and depreciation were $9,739 ($ Thousands) and ($1,584) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Tax-Managed Aggressive Strategy Fund
June 30, 2006


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 99.7%

EQUITY FUNDS -- 88.0%
  SEI Institutional International
    Trust Emerging Markets Equity
    Fund, Class A                        89,357       $ 1,422
  SEI Institutional International
    Trust International Equity
    Fund, Class A                       844,103        11,395
  SEI Institutional Managed Trust
    Tax-Managed Large Cap Fund,
    Class A*                          3,162,253        38,643
  SEI Institutional Managed Trust
    Tax-Managed Small Cap Fund,
    Class A                             750,314         9,829
                                                      -------
Total Equity Funds
  (Cost $55,105) ($ Thousands)                         61,289
                                                      -------

FIXED INCOME FUNDS -- 11.5%
  SEI Institutional International
    Trust Emerging Markets Debt
    Fund, Class A                       382,902         4,105
  SEI Institutional Managed Trust
    High Yield Bond Fund, Class A       472,224         3,929
                                                      -------
Total Fixed Income Funds
  (Cost $8,156) ($ Thousands)                           8,034
                                                      -------

MONEY MARKET FUND (A) -- 0.2%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 4.79%     169,446           169
                                                      -------
Total Money Market Fund
  (Cost $169) ($ Thousands)                               169
                                                      -------
Total Affiliated Investment Funds
  (Cost $63,430) ($ Thousands)                         69,492
                                                      -------

Total Investments -- 99.7%
  (Cost $63,430)+ ($ Thousands)                       $69,492
                                                      =======

PERCENTAGES ARE BASED ON NET ASSETS OF $69,679 ($ THOUSANDS).

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A) Rate shown is the 7-day effective yield as of June 30, 2006.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $63,540 ($ Thousands) and the unrealized appreciation and depreciation were $6,267 ($ Thousands) and ($315) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Core Market Strategy Fund
June 30, 2006


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.0%

FIXED INCOME FUNDS -- 59.2%
  SEI Institutional International
    Trust Emerging Markets Debt
    Fund, Class A                       432,334       $ 4,635
  SEI Institutional Managed Trust
    Core Fixed Income Fund, Class A   4,587,577        45,967
  SEI Institutional Managed Trust
    High Yield Bond Fund, Class A       556,160         4,627
                                                      -------
Total Fixed Income Funds
  (Cost $57,133) ($ Thousands)                         55,229
                                                      -------

EQUITY FUNDS -- 40.6%
  SEI Institutional International
    Trust Emerging Markets Equity
    Fund, Class A                        60,529           963
  SEI Institutional International
    Trust International Equity
    Fund, Class A                       643,261         8,684
  SEI Institutional Managed Trust
    Large Cap Diversified Alpha
    Fund, Class A                     2,235,675        22,446
  SEI Institutional Managed Trust
    Small Cap Growth Fund, Class A*     152,752         2,881
  SEI Institutional Managed Trust
    Small Cap Value Fund, Class A       136,633         2,846
                                                      -------
Total Equity Funds
  (Cost $35,678) ($ Thousands)                         37,820
                                                      -------

MONEY MARKET FUND (A) -- 0.2%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 4.79%     228,696           229
                                                      -------
Total Money Market Fund
  (Cost $229) ($ Thousands)                               229
                                                      -------
Total Affiliated Investment Funds
  (Cost $93,040) ($ Thousands)                         93,278
                                                      -------

Total Investments -- 100.0%
  (Cost $93,040)+ ($ Thousands)                       $93,278
                                                      =======

PERCENTAGES ARE BASED ON NET ASSETS OF $93,270 ($ THOUSANDS).

* Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of June 30, 2006.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $93,236 ($ Thousands), and the unrealized appreciation and depreciation were $2,273 ($ Thousands) and ($2,231) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Core Market Strategy Allocation Fund
June 30, 2006


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 100.1%

EQUITY FUNDS -- 88.3%
  SEI Institutional International
    Trust Emerging Markets Equity
    Fund, Class A                        27,503       $   438
  SEI Institutional International
    Trust International Equity
    Fund, Class A                       258,382         3,488
  SEI Institutional Managed Trust
    Tax-Managed Large Cap Fund,
    Class A*                            968,134        11,831
  SEI Institutional Managed Trust
    Tax-Managed Small Cap Fund,
    Class A                             230,264         3,016
                                                      -------
Total Equity Funds
  (Cost $17,015) ($ Thousands)                         18,773
                                                      -------

FIXED INCOME FUNDS -- 11.6%
  SEI Institutional International
    Trust Emerging Markets Debt
    Fund, Class A                       117,236         1,257
  SEI Institutional Managed Trust
    High Yield Bond Fund, Class A       144,554         1,202
                                                      -------
Total Fixed Income Funds
  (Cost $2,528) ($ Thousands)                           2,459
                                                      -------

MONEY MARKET FUND (A) -- 0.2%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 4.79%      51,518            52
                                                      -------
Total Money Market Fund
  (Cost $52) ($ Thousands)                                 52
                                                      -------
Total Affiliated Investment Funds
  (Cost $19,595) ($ Thousands)                         21,284
                                                      -------

Total Investments -- 100.1%
  (Cost $19,595)+ ($ Thousands)                       $21,284
                                                      =======

PERCENTAGES ARE BASED ON NET ASSETS OF $21,262 ($ THOUSANDS).

* The Fund's investment in the SEI Institutional Managed Trust Tax-Managed Large Cap Fund, Class A represents greater than 50% of the Fund's total investments. The SEI Institutional Managed Trust Tax-Managed Large Cap Fund seeks to provide high long-term after-tax returns. For further financial information, available upon request at no charge, on the SEI Institutional Managed Trust Tax-Managed Large Cap Fund please go to the Securities Exchange Commission's website at http://www.sec.gov or call 1-800-DIAL-SEI.

(A) Rate shown is the 7-day effective yield as of June 30, 2006.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $19,620 ($ Thousands) and the unrealized appreciation and depreciation were $1,756 ($ Thousands) and ($92) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Market Growth Strategy Fund
June 30, 2006


----------------------------------------------------------------
                                                  Market Value
Description                             Shares    ($ Thousands)
----------------------------------------------------------------
AFFILIATED INVESTMENT FUNDS -- 99.9%

EQUITY FUNDS -- 60.4%
  SEI Institutional International
    Trust Emerging Markets Equity
    Fund, Class A                       327,248      $  5,207
  SEI Institutional International
    Trust International Equity
    Fund, Class A                     5,380,959        72,643
  SEI Institutional Managed Trust
    Large Cap Diversified Alpha
    Fund, Class A                    17,669,108       177,398
  SEI Institutional Managed Trust
    Small Cap Growth Fund, Class A*   1,382,302        26,070
  SEI Institutional Managed Trust
    Small Cap Value Fund, Class A     1,240,045        25,830
                                                     --------
Total Equity Funds
  (Cost $289,946) ($ Thousands)                       307,148
                                                     --------

FIXED INCOME FUNDS -- 39.3%
  SEI Institutional International
    Trust Emerging Markets Debt
    Fund, Class A                     3,272,964        35,086
  SEI Institutional Managed Trust
    Core Fixed Income Fund, Class A  12,408,922       124,338
  SEI Institutional Managed Trust
    High Yield Bond Fund, Class A     4,819,944        40,102
                                                     --------
Total Fixed Income Funds
  (Cost $205,775) ($ Thousands)                       199,526
                                                     --------

MONEY MARKET FUND (A) -- 0.2%
  SEI Liquid Asset Trust Prime
    Obligation Fund, Class A, 4.79%   1,238,351         1,238
                                                     --------
Total Money Market Fund
  (Cost $1,238) ($ Thousands)                           1,238
                                                     --------
Total Affiliated Investment Funds
  (Cost $496,959) ($ Thousands)                       507,912
                                                     --------

Total Investments -- 99.9%
  (Cost $496,959)+ ($ Thousands)                     $507,912
                                                     ========

PERCENTAGES ARE BASED ON NET ASSETS OF $508,260 ($ THOUSANDS).

* Non-Income Producing Fund.

(A) Rate shown is the 7-day effective yield as of June 30, 2006.

+ At June 30, 2006, the tax basis cost of the Fund's investments was $497,385 ($ Thousands) and the unrealized appreciation and depreciation were $18,498 ($ Thousands) and ($7,971), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
                   SEI Asset Allocation Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Large Cap Diversified Alpha Fund
June 30, 2006


----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
COMMON STOCK  -- 88.7%

CONSUMER DISCRETIONARY -- 12.0%
  Abercrombie & Fitch, Cl A (D)          10,400    $      576
  ACCO Brands*                            4,925           108
  Advance Auto Parts                      4,595           133
  Amazon.com*                            34,254         1,325
  American Eagle Outfitters              57,689         1,964
  AnnTaylor Stores*                      27,500         1,193
  Apollo Group, Cl A*                    70,000         3,617
  Applebee's International               38,500           740
  Autoliv                                18,300         1,035
  Autonation*                             8,645           185
  Autozone*                               2,083           184
  Barnes & Noble                            492            18
  Bed Bath & Beyond*                     11,741           389
  Best Buy                                3,900           214
  Black & Decker                         14,763         1,247
  BorgWarner                              1,300            85
  Brinker International                  28,863         1,048
  Brunswick                               8,924           297
  Building Material Holding              13,900           387
  Cablevision Systems, Cl A              39,542           848
  Career Education*                       1,562            47
  Carmax*                                 1,510            54
  CBRL Group                             15,000           509
  CBS, Cl B                              41,483         1,122
  Cheesecake Factory*                       642            17
  Chico's FAS*                            5,083           137
  Choice Hotels International             1,500            91
  Circuit City Stores                    10,000           272
  Claire's Stores                        11,500           293
  Clear Channel Communications            6,380           197
  Coach*                                 36,219         1,083
  Comcast, Cl A*                         99,734         3,265
  Corinthian Colleges*                    1,700            24
  Darden Restaurants                     61,257         2,414
  Dillard's, Cl A                        29,000           924
  DIRECTV Group*  (D)                   379,585         6,263
  Dollar General                          2,200            31
  Dollar Tree Stores*                     4,500           119
  Dover Downs Gaming &
     Entertainment                        9,050           178
  Dow Jones                               4,500           158
  E.W. Scripps, Cl A                      2,171            94
  Eastman Kodak                          13,338           317
  EchoStar Communications, Cl A* (D)     87,462         2,695
  Expedia*                               10,213           153
  Family Dollar Stores                    1,800            44
  Federated Department Stores            28,034         1,026
  Ford Motor                             25,696           178
  Fortune Brands                          3,887           276
  Gannett                                19,646         1,099
  General Motors                         41,085         1,224
  Genuine Parts                          16,163           673
  Getty Images*                             962            61
  Goodyear Tire & Rubber*                38,273           425
  GTECH Holdings                         10,463           364
  Harley-Davidson                        14,133           776
  Harman International Industries         3,700           316
  Harrah's Entertainment                    710            51
  Hasbro                                 23,496           426
  Hilton Hotels                           1,724            49
  Home Depot (D)                        143,966         5,153
  IAC/InterActive*                       26,209           694
  International Game Technology         163,121         6,189
  ITT Educational Services*              15,200         1,000


----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  J.C. Penney (D)                        54,220    $    3,660
  John Wiley & Sons, Cl A                 2,488            83
  Johnson Controls                       15,377         1,264
  Jones Apparel Group (D)                46,144         1,467
  KB Home                                   613            28
  Kohl's*                                 8,856           524
  Lamar Advertising, Cl A*                3,335           180
  Liberty Global, Cl A*                  11,004           237
  Liberty Media Holding-Capital,
     Ser A*                               2,045           171
  Liberty Media Holding-Interactive,
     Cl A*                               10,329           178
  Limited Brands                         53,000         1,356
  Liz Claiborne                          11,300           419
  Lowe's (D)                             38,315         2,325
  Marriott International, Cl A (D)       88,046         3,356
  Mattel                                 46,900           774
  McClatchy, Cl A                           844            34
  McDonald's                             36,042         1,211
  McGraw-Hill (D)                        30,148         1,514
  Men's Wearhouse                         4,900           148
  Meredith                                4,800           238
  Meritage Homes*                         5,900           279
  MGM Mirage*                           119,711         4,884
  Newell Rubbermaid                      19,702           509
  News, Cl A                             82,177         1,576
  Nike, Cl B                              1,162            94
  Nordstrom                               2,663            97
  NTL                                     3,449            86
  NVR*                                    1,963           964
  O'Reilly Automotive*                    1,474            46
  Office Depot* (D)                      48,398         1,839
  OfficeMax                              26,100         1,064
  Omnicom Group                           2,124           189
  Panera Bread, Cl A*                     7,030           473
  PetSmart                               37,000           947
  Polo Ralph Lauren                       5,800           318
  R.H. Donnelley*                         1,115            60
  Rent-A-Center*                          6,300           157
  Ross Stores                             1,500            42
  Sears Holdings*                           209            32
  Select Comfort*                        25,400           583
  ServiceMaster                           4,881            50
  Shaw Communications, Cl B (D)          43,600         1,233
  Sherwin-Williams (D)                   27,980         1,329
  Snap-On                                 5,165           209
  Sonic*                                 28,200           586
  Stanley Works                             515            24
  Staples                               242,874         5,907
  Starbucks* (D)                         49,059         1,852
  Starwood Hotels & Resorts
     Worldwide                            1,203            73
  Steven Madden*                          4,200           124
  Target                                 51,348         2,509
  Tempur-Pedic International*            45,500           615
  Tiffany                                 9,700           320
  Time Warner (D)                       159,067         2,752
  TJX                                    20,651           472
  Tribune                                 1,400            45
  Univision Communications, Cl A*        41,908         1,404
  VF                                     16,832         1,143
  Viacom, Cl B*                           3,384           121
  Walt Disney                            24,409           732
  Warner Music Group                      6,662           196
  Weight Watchers International          71,671         2,931
  Wendy's International                   1,297            76
  Whirlpool                               5,094           421
  Williams-Sonoma                         2,100            72

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Large Cap Diversified Alpha Fund
June 30, 2006


----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  XM Satellite Radio Holdings,
     Cl A*                              250,000    $    3,663
  Yum! Brands                            43,855         2,205
                                                   ----------
                                                      120,544
                                                   ----------
CONSUMER STAPLES -- 6.6%
  Altria Group                           32,269         2,369
  Anheuser-Busch                         25,924         1,182
  Archer-Daniels-Midland (D)             57,953         2,392
  BJ's Wholesale Club*                   13,400           380
  Brown-Forman, Cl B                     17,134         1,224
  Campbell Soup                          19,071           708
  Chattem*                               26,000           790
  Chiquita Brands International          59,200           816
  Church & Dwight                         4,600           167
  Clorox (D)                             16,936         1,033
  Coca-Cola (D)                          63,305         2,723
  Coca-Cola Enterprises                  46,175           941
  Colgate-Palmolive                      10,912           654
  Constellation Brands, Cl A*             2,490            62
  Costco Wholesale                        8,709           498
  CVS                                     1,301            40
  Dean Foods* (D)                        70,441         2,620
  Del Monte Foods                        12,348           139
  Energizer Holdings*                    23,161         1,357
  Estee Lauder, Cl A                     13,100           507
  General Mills                          21,300         1,100
  Herbalife*                             13,600           543
  Hershey                                   786            43
  HJ Heinz                                2,074            85
  Hormel Foods                           20,527           762
  Kellogg                                 6,075           294
  Kimberly-Clark (D)                     32,935         2,032
  Kraft Foods, Cl A                       3,820           118
  Kroger (D)                            158,384         3,462
  Loews - Carolina Group
     (Tracking Stock)                     8,893           457
  McCormick                               1,653            55
  Molson Coors Brewing, Cl B                500            34
  Pepsi Bottling Group (D)               70,751         2,275
  PepsiAmericas                           5,164           114
  PepsiCo                                50,447         3,029
  Pilgrim's Pride                        14,585           376
  Procter & Gamble                      150,549         8,370
  Reynolds American                      14,695         1,694
  Safeway                                90,214         2,346
  Sara Lee                                3,000            48
  Smithfield Foods*                      10,126           292
  Supervalu                               5,691           175
  Sysco                                   1,355            41
  Tyson Foods, Cl A                       2,683            40
  Wal-Mart Stores (D)                   207,988        10,019
  Walgreen                              143,319         6,426
  Whole Foods Market                      6,842           442
  WM Wrigley Jr.                          7,183           326
  WM Wrigley Jr., Cl B                    2,420           110
                                                  ------------
                                                       65,710
                                                  ------------
ENERGY -- 6.8%
  Anadarko Petroleum (D)                 39,396         1,879
  Apache                                    522            36
  Arch Coal                               9,060           384
  Baker Hughes                            4,630           379
  BJ Services                            24,618           917
  Cameron International*                  7,388           353
  Chesapeake Energy                      40,056         1,212
  Chevron                                79,079         4,908


----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  ConocoPhillips                         68,072   $     4,461
  Consol Energy                          12,850           600
  Devon Energy (D)                       41,501         2,507
  Diamond Offshore Drilling                 606            51
  EnCana (D)                             25,900         1,363
  EOG Resources                           4,254           295
  Exxon Mobil (D)                       399,414        24,504
  FMC Technologies*                       4,300           290
  Foundation Coal Holdings               13,900           652
  Grant Prideco*                          2,668           119
  Halliburton                            13,857         1,028
  Helmerich & Payne                      29,104         1,754
  Hess                                   51,045         2,698
  Holly                                  27,800         1,340
  Kerr-McGee                              4,758           330
  Kinder Morgan                           3,465           346
  Marathon Oil (D)                       45,233         3,768
  Maverick Tube*                          3,400           215
  Murphy Oil                                156             9
  Nabors Industries*                     36,014         1,217
  National Oilwell Varco*                   924            59
  Newfield Exploration*                   1,100            54
  Noble Energy                              800            37
  Occidental Petroleum                    5,039           517
  Patterson-UTI Energy                    7,810           221
  Peabody Energy                            688            38
  Petro-Canada (D)                       26,100         1,237
  Pioneer Natural Resources                 330            15
  Pogo Producing                          1,654            76
  Schlumberger                           13,576           884
  Smith International                       874            39
  Southwestern Energy*                    1,700            53
  Sunoco (D)                             25,384         1,759
  Talisman Energy* (D)                   79,800         1,395
  Tidewater                              11,742           578
  Unit* (D)                              31,394         1,786
  Valero Energy                           5,230           348
  Western Gas Resources                   2,803           168
  XTO Energy                             15,933           705
                                                  ------------
                                                       67,584
                                                  ------------
FINANCIALS -- 17.8%
  A.G. Edwards                           19,254         1,065
  Affiliated Managers Group*              2,168           188
  Aflac                                  16,116           747
  Alleghany*                                306            85
  Allied Capital                          6,592           190
  Allstate (D)                           48,032         2,629
  AMB Property+                             800            40
  AMBAC Financial Group (D)              17,300         1,403
  American Capital Strategies             8,206           275
  American Express                       11,215           597
  American Financial Group               19,976           857
  American Financial Realty Trust+        5,200            50
  American International Group           47,166         2,785
  AmeriCredit*                           48,700         1,360
  Ameriprise Financial                   12,988           580
  AmerUs Group                            2,600           152
  AmSouth Bancorp                        19,195           508
  Annaly Mortgage Management+            27,500           352
  Anthracite Capital+                     2,004            24
  AON                                    57,415         1,999
  Apartment Investment &
     Management, Cl A+                    1,141            50
  Archstone-Smith Trust+                  3,330           169
  Arthur J Gallagher                      6,720           170
  Associated Banc-Corp                      694            22
--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Large Cap Diversified Alpha Fund
June 30, 2006


----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Assurant (D)                           18,574    $      899
  Astoria Financial                       1,735            53
  AvalonBay Communities+                  3,847           426
  Bank of America (D)                   160,089         7,700
  Bank of Hawaii                          1,041            52
  Bank of New York                       13,800           444
  BB&T                                   14,539           605
  Bear Stearns                            9,672         1,355
  BlackRock, Cl A                         1,847           257
  Boston Properties+                      1,056            95
  BRE Properties, Cl A+                   5,200           286
  Brown & Brown                          10,188           298
  Camden Property Trust+                  1,474           108
  Capital One Financial                   9,095           777
  CapitalSource+                         16,432           386
  CarrAmerica Realty+                     5,000           223
  CB Richard Ellis Group, Cl A* (D)      57,100         1,422
  Charles Schwab                         25,781           412
  Chicago Mercantile Exchange
     Holdings                            12,374         6,077
  Chubb                                   6,018           300
  Cincinnati Financial                      800            38
  CIT Group (D)                          69,124         3,615
  Citigroup (D)                         275,979        13,313
  City National                             194            13
  CNA Financial*                          3,800           125
  Colonial BancGroup                     11,200           288
  Comerica                               15,745           819
  Commerce Bancorp                        6,187           221
  Commerce Bancshares                     5,520           276
  Compass Bancshares                      2,074           115
  Conseco*                                6,265           145
  Countrywide Financial                  29,014         1,105
  Crescent Real Estate Equities+         58,910         1,093
  Cullen/Frost Bankers                    5,500           315
  Downey Financial                        4,860           330
  Duke Realty+                            6,800           239
  E*Trade Financial*                      9,100           208
  East West Bancorp                       6,200           235
  Eaton Vance                             3,700            92
  Equity Office Properties Trust+           250             9
  Equity Residential+                     8,741           391
  Erie Indemnity, Cl A                    1,294            67
  Essex Property Trust+                   2,500           279
  Fannie Mae*                             1,647            79
  Federal Realty Investment Trust+        1,309            92
  Federated Investors, Cl B               9,795           309
  Fidelity National Financial             4,701           183
  Fieldstone Investment+                  8,400            77
  Fifth Third Bancorp                       900            33
  First American                         51,221         2,165
  First Horizon National                  1,321            53
  FirstMerit                              5,000           105
  Forest City Enterprises, Cl A           4,830           241
  Franklin Resources                     14,381         1,248
  Freddie Mac                             8,035           458
  Fulton Financial                        2,369            38
  General Growth Properties+                457            21
  Genworth Financial, Cl A               10,800           376
  Golden West Financial                   2,019           150
  Goldman Sachs Group (D)                35,197         5,295
  Greenhill                               5,100           310
  Hanover Insurance Group                22,774         1,081
  Hartford Financial Services Group      27,849         2,356
  HCC Insurance Holdings                  9,751           287
  Horace Mann Educators                  10,200           173
  Hospitality Properties Trust+           6,287           276


----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Host Hotels & Resorts+                 52,813    $    1,155
  Hudson City Bancorp                    23,900           319
  Huntington Bancshares                   1,100            26
  IndyMac Bancorp                        23,488         1,077
  iStar Financial+                       14,600           551
  Jefferies Group                         8,700           258
  JER Investors Trust+*                   7,400           115
  Jones Lang LaSalle*                    16,300         1,427
  JPMorgan Chase (D)                    240,583        10,104
  Keycorp (D)                            32,778         1,170
  LandAmerica Financial Group             1,100            71
  Legg Mason                              6,395           636
  Lehman Brothers Holdings (D)           93,338         6,081
  Leucadia National                      16,700           487
  Lincoln National                        2,674           151
  Loews                                 120,108         4,258
  M&T Bank                                3,424           404
  Macerich+                                 509            36
  Markel*                                   143            50
  Marsh & McLennan                       23,997           645
  Marshall & Ilsley                       1,735            79
  MBIA                                    1,200            70
  Mellon Financial                       16,400           565
  Mercantile Bankshares                   8,515           304
  Mercury General                         1,800           101
  Merrill Lynch (D)                      83,804         5,829
  Metlife (D)                           101,517         5,199
  MGIC Investment                        18,553         1,206
  Moody's                               103,718         5,648
  Morgan Stanley (D)                    105,682         6,680
  National City (D)                      44,802         1,621
  Nationwide Financial Services, Cl A       700            31
  Nationwide Health Properties+           1,900            43
  New Century Financial+                 10,900           499
  New York Community Bancorp              6,960           115
  North Fork Bancorporation               2,461            74
  Northern Trust                          8,462           468
  Nuveen Investments, Cl A                4,600           198
  Old Republic International             25,500           545
  Pan Pacific Retail Properties+            677            47
  Peoples Bank                              747            25
  Philadelphia Consolidated Holding*      1,681            51
  Plum Creek Timber+                        521            19
  PMI Group (D)                          27,700         1,235
  PNC Financial Services Group (D)       64,459         4,523
  Principal Financial Group (D)          28,200         1,569
  Progressive                            35,504           913
  Prologis+                               1,635            85
  Protective Life                           347            16
  Prudential Financial                    4,500           350
  Radian Group (D)                       36,377         2,247
  Ramco-Gershenson Properties+            7,200           194
  Raymond James Financial                10,000           303
  Rayonier+                              30,268         1,147
  Reckson Associates Realty+              4,600           190
  Regency Centers+                          483            30
  Regions Financial                      11,254           373
  Reinsurance Group of America            2,500           123
  Safeco                                 29,389         1,656
  Shurgard Storage Centers, Cl A+         4,741           296
  Simon Property Group+                  22,232         1,844
  Sky Financial Group                     2,642            62
  SL Green Realty+                          920           101
  SLM                                     8,624           456
  Sovereign Bancorp                       2,187            44
  Spirit Finance+                         3,400            38
  St. Paul Travelers                     49,752         2,218

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Large Cap Diversified Alpha Fund
June 30, 2006


----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Stancorp Financial Group                4,700    $      239
  State Street                           32,429         1,884
  SunTrust Banks                         14,370         1,096
  Synovus Financial                       5,659           152
  T Rowe Price Group                      7,154           270
  TCF Financial                          13,500           357
  TD Ameritrade Holding                  19,091           283
  TD Banknorth                            1,559            46
  Thornburg Mortgage+                    25,696           716
  Torchmark                               4,771           290
  Transatlantic Holdings                  2,221           124
  UnionBanCal (D)                        20,200         1,305
  United Dominion Realty Trust+             424            12
  UnumProvident                           6,650           121
  US Bancorp (D)                        142,988         4,415
  Valley National Bancorp                 5,400           139
  Vornado Realty Trust+                   1,162           113
  Wachovia                               72,952         3,945
  Washington Federal                      3,800            88
  Washington Mutual                       2,268           103
  Wells Fargo (D)                        52,206         3,502
  Wilmington Trust                        3,883           164
  WR Berkley (D)                         77,585         2,648
  Zions Bancorporation                    3,915           305
                                                  ------------
                                                      177,977
                                                  ------------
HEALTH CARE -- 11.9%
  Abbott Laboratories                    46,298         2,019
  Advanced Medical Optics*                8,000           406
  Aetna (D)                              36,076         1,441
  Allergan                               59,397         6,371
  AmerisourceBergen (D)                  90,182         3,780
  Amgen* (D)                             85,273         5,562
  Applera - Applied Biosystems Group      9,124           295
  Barr Pharmaceuticals*                   8,830           421
  Baxter International                   74,730         2,747
  Becton Dickinson                       20,848         1,274
  Biogen Idec*                           16,278           754
  Biomet                                    900            28
  Boston Scientific*                     45,200           761
  Bristol-Myers Squibb                    9,667           250
  C.R. Bard                              18,531         1,358
  Cardinal Health (D)                   104,969         6,753
  Caremark Rx                            37,233         1,857
  Celgene*                                8,706           413
  Cephalon*                               2,197           132
  Cerner*                                 1,988            74
  Cigna                                  18,723         1,844
  CNS                                       244             6
  Community Health Systems*                 786            29
  Covance*                                  412            25
  Coventry Health Care*                  21,862         1,201
  Dade Behring Holdings (D)              24,215         1,008
  DaVita*                                 1,710            85
  Dentsply International                    700            42
  Eli Lilly                              37,989         2,100
  Emdeon*                                76,500           949
  Endo Pharmaceuticals Holdings*          2,856            94
  Express Scripts*                       26,448         1,897
  Fisher Scientific International*        1,409           103
  Forest Laboratories*                   23,322           902
  Genentech*                            119,550         9,779
  Genzyme*                                  393            24
  Gilead Sciences*                        7,400           438
  HCA                                    32,762         1,414
  Health Management Associates, Cl A        957            19
  Health Net*                            75,762         3,422


----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Henry Schein*                          35,176    $    1,644
  Hospira*                               10,912           469
  Humana*                                10,605           569
  Idexx Laboratories*                     3,077           231
  ImClone Systems*                        5,700           220
  IMS Health                              4,250           114
  Invitrogen*                               433            29
  Johnson & Johnson (D)                 161,019         9,648
  Kinetic Concepts*                       1,100            49
  King Pharmaceuticals* (D)             121,098         2,059
  Laboratory of America Holdings*        11,575           720
  Lincare Holdings*                      28,942         1,095
  Manor Care                              1,983            93
  Matria Healthcare*                      2,600            56
  McKesson (D)                          127,413         6,024
  Medco Health Solutions*                37,263         2,134
  Medimmune*                             18,341           497
  Medtronic                              21,692         1,018
  Merck                                  55,036         2,005
  Millennium Pharmaceuticals*             5,600            56
  Millipore*                              5,462           344
  Mylan Laboratories                     51,592         1,032
  Omnicare                               11,836           561
  PDL BioPharma*                          5,642           104
  PerkinElmer                            13,400           280
  Pfizer (D)                            279,617         6,563
  Pharmaceutical Product Development      5,418           190
  Quest Diagnostics                       7,404           444
  Resmed*                                 6,012           282
  Respironics*                            2,686            92
  Schering-Plough                        27,096           516
  Sepracor*                                 300            17
  Sierra Health Services*                16,200           729
  St. Jude Medical*                      10,239           332
  Stryker                                 3,304           139
  Techne*                                 8,086           412
  Thermo Electron*                        7,894           286
  UnitedHealth Group                    131,772         5,901
  Universal Health Services, Cl B           539            27
  Valeant Pharmaceuticals
     International                        1,900            32
  Varian Medical Systems*                 4,383           208
  VCA Antech*                             8,500           271
  Waters*                                37,963         1,686
  Watson Pharmaceuticals*                 9,613           224
  WellPoint*                              6,345           462
  West Pharmaceutical Services              349            13
  Wyeth                                  59,073         2,623
  Zimmer Holdings*                       80,000         4,538
                                                  ------------
                                                      119,115
                                                  ------------
INDUSTRIALS -- 9.3%
  3M                                      4,945           399
  Actuant, Cl A                             200            10
  Adesa                                   1,300            29
  Alexander & Baldwin                       865            38
  Allied Waste Industries*               10,708           122
  Ametek                                    903            43
  AMR*                                   56,968         1,448
  Applied Industrial Technologies         4,950           120
  Aramark, Cl B                          34,767         1,151
  Armor Holdings*                         7,831           429
  Avery Dennison                          2,430           141
  Belden CDT                              2,500            83
  Boeing (D)                             29,380         2,406
  Brink's                                 5,000           282
  Burlington Northern Santa Fe           11,128           882
  Carlisle                                4,400           349
--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Large Cap Diversified Alpha Fund
June 30, 2006


----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Caterpillar                            21,307    $    1,587
  Cendant                                 3,300            54
  CH Robinson Worldwide                  13,883           740
  ChoicePoint*                            6,574           275
  Cintas*                                   800            32
  Con-way (D)                            27,018         1,565
  Continental Airlines, Cl B*            20,600           614
  Corporate Executive Board               4,321           433
  CSX                                    12,659           892
  Cummins (D)                            24,308         2,972
  Danaher                                 2,345           151
  Deere                                   2,953           247
  Deluxe                                 26,197           458
  Donaldson                               1,200            41
  Dover                                  11,800           583
  Dun & Bradstreet*                      17,776         1,239
  Eaton                                  17,775         1,340
  EGL*                                    7,700           386
  Emerson Electric                       17,078         1,431
  Equifax                                 7,357           253
  Expeditors International
     Washington                         113,348         6,349
  Fastenal                               11,700           471
  FedEx                                   8,300           970
  Fluor                                   2,591           241
  General Dynamics                        5,182           339
  General Electric (D)                  298,304         9,832
  Genlyte Group*                          1,300            94
  Goodrich                                1,047            42
  Graco                                     800            37
  H&E Equipment Services*                 4,000           118
  H&R Block                                 394             9
  Harsco                                    400            31
  Herman Miller                          29,872           770
  HNI                                     8,083           367
  Honeywell International                33,474         1,349
  Hubbell, Cl B                             700            33
  Illinois Tool Works (D)                24,500         1,164
  Ingersoll-Rand, Cl A (D)               46,254         1,979
  ITT Industries                          9,918           491
  Jacobs Engineering Group*              22,071         1,758
  JB Hunt Transport Services             52,604         1,310
  JetBlue Airways*                       13,100           159
  L-3 Communications Holdings             7,774           586
  Laidlaw International (D)              38,600           973
  Landstar System*                        2,500           118
  Lockheed Martin (D)                    49,087         3,521
  Manpower                               13,050           843
  Masco                                   9,400           279
  Monster Worldwide*                      1,400            60
  MSC Industrial Direct, Cl A             4,100           195
  NCI Building Systems*                   2,900           154
  Norfolk Southern                        6,577           350
  Northrop Grumman (D)                   41,583         2,664
  Oshkosh Truck                           1,000            47
  Paccar                                 34,443         2,837
  Pall                                    1,056            30
  Parker Hannifin                        28,157         2,185
  Pitney Bowes                            5,422           224
  Precision Castparts                     9,380           561
  Raytheon                               42,412         1,890
  Republic Services                       1,603            65
  Robert Half International              13,900           584
  Rockwell Automation                     1,300            94
  Rockwell Collins                        2,154           120
  Roper Industries                        1,938            91
  RR Donnelley & Sons                    20,065           641
  Ryder System                           50,805         2,968


----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Southwest Airlines                     24,588    $      402
  SPX                                       694            39
  Stericycle*                             4,935           321
  Teleflex                                3,021           163
  Terex*                                 19,127         1,888
  Textron                                 5,300           489
  Thomas & Betts*                        17,649           905
  Timken                                 32,086         1,075
  Union Pacific (D)                      35,915         3,339
  United Parcel Service, Cl B            91,959         7,571
  United Technologies                     9,404           596
  USG*                                      700            51
  Waste Management                       18,100           649
  WESCO International*                    8,400           580
  WW Grainger                            16,486         1,240
  YRC Worldwide*                         11,400           480
                                                  ------------
                                                       93,006
                                                  ------------
INFORMATION TECHNOLOGY -- 16.4%
  Adobe Systems*                          5,000           152
  Affiliated Computer Services,
     Cl A*                               10,791           557
  Agere Systems*                        102,703         1,510
  Agilent Technologies*                  28,382           896
  Akamai Technologies*                   14,285           517
  Alliance Data Systems*                  4,000           235
  Altera*                                13,318           234
  Amphenol, Cl A                          1,824           102
  Analog Devices                         19,662           632
  Andrew*                                 3,992            35
  Apple Computer*                         8,725           498
  Applied Materials                      96,895         1,577
  Arrow Electronics* (D)                 85,927         2,767
  Atmel*                                147,700           820
  Autodesk*                               5,136           177
  Automatic Data Processing               8,601           390
  Avaya*                                 13,574           155
  Avnet* (D)                            160,688         3,217
  BEA Systems*                            3,100            41
  Black Box                                 955            37
  BMC Software*                          66,295         1,584
  Broadcom, Cl A*                         9,258           278
  CA                                      2,167            45
  Cadence Design Systems*                61,282         1,051
  CDW                                       877            48
  Ceridian*                              16,300           398
  CheckFree*                             21,010         1,041
  Cisco Systems* (D)                    216,830         4,235
  Citrix Systems*                         5,815           233
  Cognizant Technology Solutions,
     Cl A*                                  600            40
  Coherent*                               2,500            84
  Computer Sciences* (D)                 43,129         2,089
  Convergys*                             57,681         1,125
  Corning*                               35,368           856
  Dell*                                  46,906         1,145
  DST Systems*                            7,886           469
  eBay*                                 214,300         6,277
  Electronic Data Systems                78,373         1,886
  EMC*                                   94,506         1,037
  Fair Isaac (D)                         26,127           949
  Fidelity National Information
     Services                             8,574           304
  First Data                            142,156         6,403
  Fiserv*  (D)                           53,214         2,414
  Freescale Semiconductor, Cl B*         58,657         1,724
  Global Payments                         5,665           275
  Google, Cl A*                          13,435         5,634
  Harris                                 12,623           524
--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Large Cap Diversified Alpha Fund
June 30, 2006


----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Hewlett-Packard (D)                   294,463    $    9,329
  Hyperion Solutions*                       520            14
  Informatica*                            9,500           125
  Ingram Micro, Cl A*                   134,839         2,445
  Intel (D)                             240,508         4,558
  International Business Machines (D)   135,129        10,381
  Intersil, Cl A                         12,382           288
  Intuit*                               136,686         8,254
  Iron Mountain*                         12,394           463
  Jabil Circuit                          19,351           495
  Kla-Tencor                              2,841           118
  Lam Research* (D)                      34,392         1,603
  Lexmark International, Cl A*           35,259         1,968
  Linear Technology                       8,489           284
  Maxim Integrated Products              30,709           986
  McAfee*                                38,400           932
  MEMC Electronic Materials*             27,374         1,027
  Mettler Toledo International*           2,862           173
  Micrel*                                20,018           200
  Microchip Technology                    2,047            69
  Micron Technology*                     16,700           251
  Microsoft (D)                         422,020         9,833
  MicroStrategy, Cl A*                    1,422           139
  Molex                                   6,600           222
  Motorola                              136,138         2,743
  National Instruments                    3,500            96
  National Semiconductor                  5,236           125
  NAVTEQ*                                90,000         4,021
  NCR*                                   42,401         1,554
  Network Appliance*                      4,565           161
  Novellus Systems*                       4,003            99
  Nvidia*                                 2,124            45
  Oracle*                                97,308         1,410
  Parametric Technology*                 20,671           263
  Paychex                               139,941         5,455
  QLogic*                                49,008           845
  Qualcomm (D)                          253,329        10,151
  Red Hat*                                9,942           233
  Reynolds & Reynolds, Cl A              12,718           390
  Sabre Holdings, Cl A                   28,368           624
  Salesforce.com*                           497            13
  SanDisk*                               97,794         4,986
  Seagate Technology                    225,000         5,094
  Sybase*                                20,009           388
  Symantec*                              11,056           172
  Synopsys*                              42,586           799
  Tech Data* (D)                         77,851         2,982
  Tektronix                               9,200           271
  Teradyne*                              28,751           400
  Texas Instruments (D)                 169,598         5,137
  VeriSign*                              13,400           310
  Vishay Intertechnology*                58,400           919
  Websense*                              17,000           349
  Western Digital*                       77,101         1,527
  Xerox*                                 52,388           729
  Xilinx                                 37,200           843
  Yahoo!*                                 5,386           178
  Zebra Technologies, Cl A*                 800            27
                                                  ------------
                                                      164,193
                                                  ------------
MATERIALS -- 3.2%
  Airgas                                  3,300           123
  Albemarle                               1,900            91
  Alcoa                                  59,783         1,935
  Allegheny Technologies                  1,800           125
  Ashland                                 3,429           229
  Cabot                                   5,800           200


----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Celanese, Ser A                        80,746    $    1,649
  Crown Holdings*                        34,774           541
  Cytec Industries                        4,400           236
  Dow Chemical                           14,502           566
  E.I. du Pont de Nemours                   600            25
  Eagle Materials                        33,879         1,609
  Ecolab                                  7,998           325
  Florida Rock Industries (D)            17,900           889
  Freeport-McMoRan Copper & Gold,
     Cl B                                11,173           619
  Hercules*                              15,734           240
  Huntsman*                              43,118           747
  International Paper                     4,300           139
  IPSCO (D)                              10,800         1,033
  Louisiana-Pacific                       3,200            70
  Lubrizol                                5,259           210
  Martin Marietta Materials (D)          25,728         2,345
  MeadWestvaco                            1,388            39
  Methanex                               24,200           513
  Monsanto                                  206            17
  Mosaic*                                44,045           689
  Nalco Holding*                            937            16
  Newmont Mining                         23,560         1,247
  Nucor                                   2,600           141
  OM Group*                              12,400           382
  Pactiv*                                48,200         1,193
  Phelps Dodge                           19,400         1,594
  PPG Industries (D)                     16,200         1,069
  Praxair                               101,915         5,503
  Quanex                                    450            19
  Reliance Steel & Aluminum               3,600           299
  Rohm & Haas                               900            45
  Scotts Miracle-Gro, Cl A                4,518           191
  Sealed Air*                             3,009           157
  Sigma-Aldrich                             347            25
  Smurfit-Stone Container*               13,800           151
  Sonoco Products                         2,777            88
  Southern Copper                           500            45
  Steel Dynamics                         15,500         1,019
  Temple-Inland                          24,271         1,040
  United States Steel                     5,400           379
  Vulcan Materials (D)                   31,730         2,475
  Weyerhaeuser                            1,215            76
                                                  ------------
                                                       32,358
                                                  ------------
TELECOMMUNICATION SERVICES -- 2.5%
  ADC Telecommunications*                 2,874            48
  Alltel                                 30,213         1,929
  Amdocs*                                16,900           619
  American Tower, Cl A*                   5,959           185
  AT&T                                  107,746         3,005
  BCE*                                   28,500           674
  BellSouth                              39,937         1,446
  CenturyTel                             10,194           379
  Citizens Communications                75,811           989
  Crown Castle International*            26,515           916
  Embarq*                                 4,523           185
  NII Holdings*                           4,736           267
  Qwest Communications International*   145,007         1,173
  Sprint Nextel (D)                     334,390         6,684
  Telephone & Data Systems               28,981         1,200
  US Cellular*                           25,371         1,538
  Verizon Communications (D)            115,845         3,880
                                                  ------------
                                                       25,117
                                                  ------------

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Large Cap Diversified Alpha Fund
June 30, 2006


----------------------------------------------------------------
                             Shares/Face Amount   Market Value
Description                  ($ Thousands)        ($ Thousands)
----------------------------------------------------------------
UTILITIES -- 2.2%
  AES*                                    2,000    $       37
  AGL Resources                             833            32
  Allegheny Energy*                      10,421           386
  Alliant Energy                         22,100           758
  Ameren                                  1,118            57
  American Electric Power                26,543           909
  Aqua America                            9,276           211
  CenterPoint Energy                     49,387           617
  CMS Energy*                            21,320           276
  Consolidated Edison                     3,192           142
  Dominion Resources                      5,497           411
  DPL                                       651            18
  DTE Energy                             10,245           417
  Duke Energy                             1,178            35
  Edison International (D)              123,555         4,819
  Energen                                15,914           611
  Energy East                             2,600            62
  Entergy                                 7,800           552
  Equitable Resources                     9,721           326
  Exelon                                  4,074           232
  FirstEnergy (D)                        30,865         1,673
  FPL Group                               1,045            43
  MDU Resources Group                    17,602           644
  National Fuel Gas                       5,200           183
  Northeast Utilities                     2,000            41
  NRG Energy*                            15,200           732
  OGE Energy                                374            13
  Pepco Holdings                          2,400            57
  PG&E (D)                               38,236         1,502
  Pinnacle West Capital                   1,000            40
  PPL                                     1,562            51
  Public Service Enterprise Group        10,030           663
  Puget Energy                            1,624            35
  Questar                                 5,271           424
  SCANA                                   4,539           175
  Sempra Energy                          26,025         1,184
  Southern                                4,627           148
  Southern Union                         11,800           319
  TXU                                    41,986         2,510
  Wisconsin Energy                       10,400           419
  WPS Resources                           3,160           157
  Xcel Energy                             5,071            97
                                                  ------------
                                                       22,018
                                                  ------------
Total Common Stock
  (Cost $889,384) ($ Thousands)                       887,622
                                                  ------------

ASSET-BACKED SECURITIES -- 9.7%

MORTGAGE RELATED SECURITIES -- 9.7%
  ABS Home Equity Loan Trust,
    Ser 2003-HE5, Cl M1 (C)
    5.949%, 09/15/33                    $   547           552
  ABS Home Equity Loan Trust,
    Ser 2003-HE5, Cl M2 (C)
    7.099%, 09/15/33                        275           280
  ABSC NIM Trust, Ser 2005-HE6,
    Cl A1 (E)
    5.050%, 08/27/35                        196           194
  ACE Securities, Ser 2005-HE3,
    Cl A2A (C)
    5.423%, 05/25/35                        578           578
  Ace Securities, Ser 2003-OP1,
    Cl M1 (C)
    6.023%, 12/25/33                        500           503


----------------------------------------------------------------
                                    Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Aegis Asset-Backed Securities
    Trust, Ser 2003-3, Cl M1 (C)
    6.023%, 01/25/34                    $   232    $      233
  American Home Mortgage
    Investment Trust, Ser 2005-1,
    Cl 6A (C)
    5.294%, 06/25/45                      5,921         5,809
  Ameriquest Mortgage Securities,
    Ser 2003-2, Cl M1 (C)
    6.223%, 03/25/33                        427           429
  Ameriquest Mortgage Securities,
    Ser 2004-FR1, Cl A4
    3.243%, 05/25/34                        819           808
  Argent Securities, Ser 2003-W5,
    Cl M1 (C)
    6.023%, 10/25/33                        250           253
  Argent Securities, Ser 2003-W9,
    Cl M1 (C)
    6.013%, 03/25/34                        400           402
  Asset-Backed Funding Certificates,
    Ser 2005-AQ1, Cl A2 (G)
    4.300%, 06/25/35                      1,000         983
  Asset-Backed Funding NIM Trust,
    Ser 2005-WMC1, Cl N1 (E)
    5.900%, 07/26/35                         90            90
  Asset-Backed Securities Home
    Equity, Ser 2003-HE7, Cl M2 (C)
    6.949%, 12/15/33                        215           220
  Bear Stearns Asset-Backed
    Securities, Ser 2005-AQ2N,
    Cl A1 (E)
    5.500%, 09/25/35                         57            56
  Bear Stearns Asset-Backed
    Securities, Ser 2005-HE11,
    Cl A1 (E)
    5.500%, 11/25/35                        370           370
  Bear Stearns Asset-Backed
    Securities, Ser 2006-PC1N,
    Cl A1 (E)
    5.500%, 12/25/35                        187           187
  Centex Home Equity, Ser 2001-B,
    Cl A4
    6.410%, 02/25/30                        278           277
  Centex Home Equity, Ser 2004-B,
    Cl AF3 (G)
    2.946%, 05/25/28                        308           305
  Chase Funding Mortgage Loan,
    Ser 2003-1, Cl 2M2 (C)
    6.823%, 07/25/32                        324           325
  Chase Funding Mortgage Loan,
    Ser 2003-6, Cl 1A3
    3.340%, 05/25/26                        920           900
  Conseco Finance, Ser 2001-C,
    Cl A4
    6.190%, 03/15/30                      1,730         1,732
  Countrywide Alternative Loan Trust,
    Ser 2005-69, Cl M3 (C)
    6.473%, 12/25/35                        235           238
  Countrywide Alternative Loan Trust,
    Ser 2005-IM1, Cl M3 (C)
    7.323%, 01/25/36                        375           361
  Countrywide Alternative Loan Trust,
    Ser 2006-0A11, Cl M3 (C)
    5.667%, 06/30/36                        500           500
--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Large Cap Diversified Alpha Fund
June 30, 2006


----------------------------------------------------------------
                                    Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Countrywide Asset-Backed
    Certificates, Ser 2003-5,
    Cl MV2 (C)
    6.923%, 01/25/34                    $   235    $      240
  Countrywide Asset-Backed
    Certificates, Ser 2004-9,
    Cl AF3 (C)
    3.854%, 10/25/30                        763           756
  Countrywide Asset-Backed
    Certificates, Ser 2005-7,
    Cl MV8 (C)
    6.773%, 11/25/35                        250           254
  Countrywide Asset-Backed
    Certificates, Ser 2006-S1,
    Cl A2
    5.549%, 08/25/21                      1,600         1,587
  Countrywide Home Equity Loan
    Trust, Ser 2006-D, Cl 2A (C)
    5.399%, 05/15/36                      2,505         2,507
  Countrywide Home Loans,
    Ser 2004-22, Cl A1 (C)
    5.104%, 11/25/34                        549           538
  Countrywide Home Loans,
    Ser 2006-OA4, Cl M4 (C)
    6.143%, 04/25/46                        285           290
  Countrywide Home Loans,
    Ser 2006-OA4, Cl M5 (C)
    6.193%, 04/25/46                        195           197
  Countrywide Home Loans,
    Ser 2006-OA5, Cl 1M4 (C)
    6.373%, 04/25/46                        275           276
  DSLA Mortgage Loan Trust,
    Ser 2004-AR4, Cl B1 (C)
    5.852%, 01/19/45                        350           352
  FBR Securitization Trust,
    Ser 2005-2, Cl M10 (C)
    7.573%, 09/25/35                        100            91
  FBR Securitization Trust,
    Ser 2005-4, Cl M11 (C)
    7.323%, 10/25/35                        210           198
  FBR Securitization Trust,
    Ser 2005-4, Cl M12 (C)
    7.323%, 10/25/35                        135           132
  FBR Securitization Trust,
    Ser 2005-5, Cl M12 (C)
    7.573%, 11/25/35                        171           169
  First Franklin Mortgage Loan,
    Ser 2003-FF5, Cl M6 (C)
    8.823%, 03/25/34                        345           347
  First Franklin Mortgage Loan,
    Ser 2005-FF4, Cl 2A3 (C)
    5.543%, 05/25/35                      1,400         1,401
  First Franklin Mortgage Loan,
    Ser 2005-FF6, Cl N1 (E)
    4.500%, 05/25/36                        148           146
  First Franklin Mortgage Loan,
    Ser 2005-FFH4, Cl N1 (E)
    5.682%, 12/25/35                        150           150
  GE-WMC Mortgage Securities NIM
    Trust, Ser 2005-2A, Cl N1 (E)
    5.500%, 01/25/36                        328           326
  GMAC Mortgage Loan Trust,
    Ser 2004-HE2, Cl A2 (C)
    2.790%, 10/25/33                      1,169         1,154


----------------------------------------------------------------
                                    Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  GMAC Mortgage Loan Trust,
    Ser 2006-HE1, Cl A (C)
    5.533%, 11/25/36                    $ 3,900    $    3,900
  GS Mortgage Securities,
    Ser 2006-GG6, Cl AM
    5.622%, 04/10/38                      3,800         3,707
  GSAA Home Equity Trust,
    Ser 2006-3N, Cl N1 (E)
    5.750%, 03/25/36                        129           129
  Greenwich Capital Commercial
    Funding, Ser 2006-GG7, Cl AM (C)
    6.110%, 06/10/16                      2,100         2,095
  Hasco NIM Trust, Ser 2006-OP2A,
    Cl A (E)
    5.856%, 01/26/36                        240           240
  Home Equity Asset Trust,
    Ser 2003-4, Cl M2 (C)
    7.223%, 10/25/33                        370           374
  Home Equity Asset Trust,
    Ser 2005-4, Cl 2A1 (C)
    5.413%, 10/25/35                        172           172
  Home Equity Asset Trust,
    Ser 2005-7N, Cl A (E)
    6.500%, 02/27/36                        692           684
  Home Equity Asset Trust,
    Ser 2005-9N, Cl A (E)
    6.500%, 05/27/36                        282           282
  Home Equity Asset Trust,
    Ser 2006-1N, Cl 1A (E)
    6.500%, 05/27/36                        204           204
  IMPAC CMB Trust, Ser 2004-10,
    Cl 4M1 (C)
    5.923%, 03/25/35                        484           485
  IMPAC NIM Trust, Ser 2006-1,
    Cl N (E)
    6.000%, 03/25/36                        182           182
  Indymac Index Mortgage Loan
    Trust, Ser 2006-AR2, Cl M6 (C)
    7.073%, 04/25/46                        240           243
  Indymac Index Mortgage Loan
    Trust, Ser 2006-AR2, Cl M9 (C)
    7.073%, 04/25/46                        200           168
  Indymac Index Mortgage Loan
    Trust, Ser 2006-AR4, Cl M4 (C)
    6.023%, 05/25/46                        165           166
  JP Morgan Chase Commercial
    Mortgage, Ser 2006-LDP7, Cl AM (C)
    5.876%, 04/15/45                      2,700         2,680
  Lehman XS Trust, Ser 2005-5N,
    Cl M3 (C)
    6.323%, 11/25/35                        600           608
  Lehman XS Trust, Ser 2005-5N,
    Cl M4 (C)
    7.073%, 11/25/35                        725           703
  Lehman XS Trust, Ser 2005-7N,
    Cl M51 (C)
    6.573%, 12/25/35                        150           152
  Lehman XS Trust, Ser 2005-7N,
    Cl M7I (C)
    7.073%, 12/25/35                        325           312
  Lehman XS Trust, Ser 2005-9N,
    Cl M4 (C)
    6.723%, 02/25/36                        225           231

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Large Cap Diversified Alpha Fund
June 30, 2006


----------------------------------------------------------------
                                    Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Lehman XS Trust, Ser 2005-9N,
    Cl M6 (C)
    7.073%, 02/25/36                    $   415    $      418
  Lehman XS Trust, Ser 2006-2N,
    Cl M5 (C)
    6.473%, 02/25/46                        240           245
  Long Beach Asset Holdings,
    Ser 2006-2, Cl N1 (E)
    5.780%, 04/25/46                        134           134
  Long Beach Mortgage Loan Trust,
    Ser 2006-WL1, Cl 1A3 (C)
    5.653%, 01/25/36                      1,035         1,038
  Master Asset-Backed Securities
    NIM Trust, Ser 2006-CI13,
    Cl N1 (E)
    7.000%, 12/25/35                        488           487
  Master Asset-Backed Securities
    NIM Trust, Ser 2006-CI14,
    Cl N1 (E)
    6.000%, 07/26/35                        307           306
  Master Asset-Backed Securities
    Trust, Ser 2002-OPT1, Cl M1 (C)
    6.473%, 11/25/32                        329           330
  Merrill Lynch Mortgage
    Investors, Ser 2004-WM4N,
    Cl N2 (E)
    4.500%, 04/25/35                          7             7
  Merrill Lynch Mortgage
    Investors, Ser 2005-FM1N,
    Cl N1 (E)
    4.500%, 05/25/36                        217           214
  Merrill Lynch Mortgage
    Investors, Ser 2006-1, Cl 1A (C)
    5.350%, 02/25/36                      2,331         2,312
  Morgan Stanley Capital I,
    Ser 2003-NC10, Cl M1 (C)
    6.003%, 10/25/33                        583           585
  Morgan Stanley Capital I,
    Ser 2003-NC10, Cl M2 (C)
    7.123%, 10/25/33                        515           520
  Morgan Stanley Dean Witter Capital I,
    Ser 2003-NC1, Cl M2 (C)
    7.373%, 11/25/32                        566           569
  New Century Home Equity Loan
    Trust, Ser 2003-B, Cl M1 (C)
    5.973%, 09/25/33                        650           656
  New Century Home Equity Loan
    Trust, Ser 2004-A, Cl AII3 (C)
    4.450%, 08/25/34                      1,200         1,188
  New Century Home Equity Loan
    Trust, Ser 2005-A, Cl A2 (G)
    4.461%, 08/25/35                      2,500         2,463
  Option One Mortgage Loan Trust,
    Ser 2003-4, Cl M2 (C)
    6.973%, 07/25/33                        205           207
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M10 (C) (E)
    7.823%, 01/25/36                        100            86
  Option One Mortgage Loan Trust,
    Ser 2006-1, Cl M11 (C) (E)
    7.823%, 01/25/36                        190           168
  Ownit Mortgage Loan Asset-Backed
    Securities Trust, Ser 2006-1,
    Cl AF1 (G)
    5.424%, 12/25/36                      2,798         2,776
  Ownit Mortgage Loan NIM Trust,
    Ser 2005-5A, Cl N1 (E)
    5.500%, 10/25/36                        118           117


----------------------------------------------------------------
                                    Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
  Park Place Securities NIM
    Trust, Ser 2004-WHQ1, Cl D (E)
    7.384%, 09/25/34                    $    23    $       23
  Residential Accredit Loans,
    Ser 2006-Q01, Cl 2A3 (C)
    5.723%, 02/25/46                        598           599
  Residential Accredit Loans,
    Ser 2006-Q04, Cl N1 (E)
    6.048%, 04/25/46                        540           540
  Residential Accredit Loans,
    Ser 2006-Q06, Cl M5 (C)
    5.850%, 06/25/46                        350           349
  Residential Accredit Loans,
    Ser 2006-QO3, Cl M4 (C)
    6.043%, 04/25/46                        250           250
  Residential Accredit Loans,
    Ser 2006-QO3, Cl M5 (C)
    6.103%, 04/25/46                        250           250
  Residential Asset Mortgage
    Products, Ser 2003-RS10, Cl AI5
    4.910%, 01/25/31                        600           595
  Residential Asset Securities,
    Ser KS9, Cl AI3
    3.250%, 12/25/28                      1,371         1,361
  Residential Asset Securitization
    Trust, Ser 2004-IP2, Cl 3A1 (C)
    5.288%, 12/25/34                      2,066         2,041
  Resmae Mortgage Loan Trust,
    Ser 2006-1, Cl A2A (C) (E)
    5.423%, 02/25/36                      1,536         1,536
  Resmae Mortgage Loan Trust,
    Ser 2006-1, Cl A2B (C) (E)
    5.473%, 02/25/36                      1,000         1,000
  SB Finance NIM Trust, Ser 2005-HE3,
    Cl N1 (E)
    4.750%, 09/25/35                        265           263
  Saco I Trust, Ser 2005-10,
    Cl 2A1 (C)
    5.583%, 01/25/36                      3,611         3,618
  Sail NIM Notes, Ser 2005-11A,
    Cl A (E)
    7.500%, 01/27/36                        400           397
  Sail NIM Notes, Ser 2006-BC1A,
    Cl A (E)
    7.000%, 03/27/36                        265           265
  Sharps SP I LLC NIM Trust,
    Ser 2005-HE3N, Cl N (E)
    5.000%, 05/25/35                        401           400
  Soundview NIM Trust, Ser 2005-OPT4,
    Cl N1 (E)
    5.682%, 12/25/35                        117           117
  Structured Adjustable Rate
    Mortgage Loan, Ser 2005-16XS,
    Cl M2 (C)
    6.223%, 08/25/35                        505           508
  Structured Asset Investment
    Loan, Ser 2005-4, Cl M11 (C)
    7.823%, 05/25/35                        250           218
  Structured Asset Mortgage
    Investments, Ser 2006-AR1,
    Cl B4 (C)
    6.273%, 02/25/36                        191           193
  Structured Asset Mortgage
    Investments, Ser 2006-AR1,
    Cl B5 (C)
    6.373%, 02/25/36                        121           123

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Large Cap Diversified Alpha Fund
June 30, 2006


----------------------------------------------------------------
                                 Face Amount
                                 ($ Thousands)/   Market Value
Description                      Shares           ($ Thousands)
----------------------------------------------------------------
  Structured Asset Securities,
    Ser 2005-NC1, Cl A2 (G)
    3.920%, 02/25/35                    $   734    $      728
  Structured Asset Securities,
    Ser 2005-S1, Cl B3 (C) (E)
    7.823%, 03/25/35                        350           337
  Terwin Mortgage Trust,
    Ser 2006-2HGS, Cl A1 (C) (E)
    4.500%, 03/25/37                      5,003         4,940
  Terwin Mortgage Trust,
    Ser 2006-2HGS, Cl AX (C) (E)
    20.000%, 03/25/37                       324            94
  Terwin Mortgage Trust,
    Ser 2006-2HGS, Cl B1 (C) (E)
    6.103%, 03/25/37                        300           302
  Terwin Mortgage Trust,
    Ser 2006-4SL, Cl A1 (C) (E)
    4.500%, 05/25/37                      5,607         5,555
  Terwin Mortgage Trust,
    Ser 2006-4SL, Cl AX (C) (E)
    20.000%, 05/25/37                       776           193
  Terwin Mortgage Trust,
    Ser 2006-6, Cl A1 (C)
    4.500%, 06/25/36                      2,000         1,977
  Terwin Mortgage Trust,
    Ser 2006-HF1, Cl A1A (C) (E)
    4.500%, 02/25/37                      2,053         2,041
  Wachovia Student Loan Trust,
    Ser 2006-1, Cl B (C) (E)
    5.689%, 04/25/40                      3,200         3,200
  Wells Fargo Home Equity Trust,
    Ser 2004-2, Cl A12 (C)
    3.450%, 06/25/19                      2,900         2,886
  Wells Fargo Home Equity Trust,
    Ser 2004-2, Cl M8A (C) (E)
    8.323%, 03/25/33                        300           300
                                                  ------------
Total Asset-Backed Securities
  (Cost $97,533) ($ Thousands)                         97,438
                                                  ------------

CASH EQUIVALENT -- 7.7%
  SEI Daily Income Trust,
    Prime Obligation Fund,
    Cl A, 5.070%**++                 77,109,213        77,109
                                                  ------------
Total Cash Equivalent
  (Cost $77,109) ($ Thousands)                         77,109
                                                  ------------

U.S. GOVERNMENT MORTGAGE-BACKED
OBLIGATIONS -- 4.9%
  FHLMC (C)
    5.572%, 10/01/35                        884           878
  FNMA (C)
    5.581%, 05/01/36                      2,002         1,997
    5.524%, 01/01/36                        927           923
    5.504%, 05/01/36                      1,010         1,001
  FNMA TBA
    5.500%, 07/01/21                     21,200        20,802
    5.500%, 06/12/31                     15,100        14,501
    5.000%, 07/01/18                      4,000         3,851
  GNMA
    4.000%, 07/20/35                        440           434
  GNMA (C)
    5.000%, 02/20/35                        539           538
    4.500%, 06/20/34                        744           741
    4.500%, 08/20/34                        882           879
    4.500%, 01/20/36                        479           474


----------------------------------------------------------------
                                    Face Amount   Market Value
Description                         ($ Thousands) ($ Thousands)
----------------------------------------------------------------
    4.500%, 06/20/36                    $   497    $      493
    4.000%, 06/20/34                        741           731
    4.000%, 01/20/36                        489           478
    3.750%, 03/20/34                        570           555
                                                  ------------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $49,558) ($ Thousands)                         49,276
                                                  ------------

U.S. GOVERNMENT AGENCY OBLIGATIONS -- 1.0%
  FHLMC CMO STRIPS, Ser 232, Cl IO, IO
    5.000%, 08/01/35                      1,683           446
  FHLMC CMO STRIPS, Ser 233, Cl 12, IO
    5.000%, 09/15/35                      1,224           310
  FNMA CMO STRIPS, Ser 359, Cl 6, IO
    5.000%, 11/01/35                        452           118
  FNMA CMO STRIPS, Ser 360, Cl 2, IO
    5.000%, 08/01/35                      4,491         1,186
  FNMA DN (A) (F)
    0.000%, 09/27/06                        500           494
    0.000%, 12/01/06                      8,000         7,820
                                                  ------------
Total U.S. Government Agency Obligations
  (Cost $10,201) ($ Thousands)                         10,374
                                                  ------------

COMMERCIAL PAPER (B) -- 0.7%

FINANCIALS -- 0.7%
  UBS Finance
    5.070%, 07/06/06                      7,000         6,995
                                                  ------------
Total Commercial Paper
  (Cost $6,995) ($ Thousands)                           6,995
                                                  ------------

U.S. TREASURY OBLIGATIONS -- 0.5%
  U.S. Treasury Bills
    4.500%, 07/03/06                      2,586         2,586
  U.S. Treasury Bills (A)
    4.545%, 08/24/06                      2,835         2,816
                                                  ------------
Total U.S. Treasury Obligations
  (Cost $5,405) ($ Thousands)                           5,402
                                                  ------------

CORPORATE OBLIGATIONS -- 0.2%

CONSUMER DISCRETIONARY -- 0.0%
  Gannett
    5.750%, 06/01/11                        355           350
                                                  ------------
FINANCIALS -- 0.2%
  Residential Capital
    6.500%, 04/17/13                        630           618
  Shinsei Finance Cayman (C) (E)
    6.418%, 01/29/49                        400           376
  Washington Mutual Preferred
    Funding (C) (E)
    6.534%, 03/15/49                        400           383
                                                  ------------
                                                        1,377
                                                  ------------
Total Corporate Obligations
  (Cost $1,781) ($ Thousands)                           1,727
                                                  ------------

--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Large Cap Diversified Alpha Fund
June 30, 2006


----------------------------------------------------------------
                                                  Market Value
Description                    Contracts/Shares   ($ Thousands)
----------------------------------------------------------------
PURCHASED OPTIONS  -- 0.0%
  120 Day Euro Futures Call,
    Expires 12/16/06, Strike Price $95*      98    $       15
                                                  ------------
Total Purchased Options
  (Cost $77) ($ Thousands)                                 15
                                                  ------------

Total Investments -- 113.4%
  (Cost $1,138,043) ($ Thousands)++                 1,135,958
                                                  ------------

COMMON STOCK SOLD SHORT -- (9.5)%
CONSUMER DISCRETIONARY -- (2.7)%
  Activision*                           (62,700)         (714)
  Amazon.com*                           (36,700)       (1,420)
  Bebe Stores                           (16,546)         (255)
  Carmax*                                (1,800)          (64)
  CBS, Cl B                             (16,135)         (436)
  CKX*                                   (9,271)         (126)
  Clear Channel Outdoor Holdings,
    Cl A*                               (3,500)          (73)
  Cooper Tire & Rubber                  (10,782)         (120)
  Discovery Holding, Cl A*             (141,791)       (2,074)
  Dreamworks Animation SKG, Cl A*       (21,473)         (492)
  Four Seasons Hotels                   (17,400)       (1,069)
  Gentex                               (199,350)       (2,791)
  Getty Images*                          (3,200)         (203)
  Hilton Hotels                         (10,000)         (283)
  International Game Technology         (18,300)         (694)
  International Speedway, Cl A          (16,699)         (774)
  Interpublic Group                     (96,700)         (807)
  Laureate Education*                   (12,500)         (533)
  Lee Enterprises                       (25,295)         (682)
  Lennar, Cl A                          (14,300)         (634)
  Liberty Media Holding-Capital,
    Ser A*                              (21,611)       (1,810)
  Michaels Stores                        (1,041)          (43)
  Nike, Cl B                             (7,600)         (616)
  O'Reilly Automotive*                  (24,700)         (770)
  OfficeMax                              (5,400)         (220)
  OSI Restaurant Partners               (26,200)         (907)
  Quiksilver**                          (64,700)         (788)
  RH Donnelley                          (13,899)         (752)
  Scientific Games, Cl A*               (23,500)         (837)
  Sirius Satellite Radio*              (152,808)         (726)
  Tiffany                               (27,736)         (916)
  Urban Outfitters*                    (102,700)       (1,796)
  Wendy's International                 (12,400)         (723)
  Westwood One                          (13,959)         (105)
  XM Satellite Radio, Cl A*            (132,787)       (1,945)
                                                  ------------
                                                      (27,198)
                                                  ------------
CONSUMER STAPLES -- (0.0)%
  WM Wrigley Jr.                         (4,673)         (212)
  WM Wrigley Jr., Cl B                   (1,168)          (53)
                                                  ------------
                                                         (265)
                                                  ------------
ENERGY -- (1.0)%
  Cameco                                (32,300)       (1,291)
  Cheniere Energy*                      (22,800)         (889)
  Dresser-Rand Group*                   (36,700)         (862)
  Eastman Kodak                         (31,400)         (747)
  Enbridge                              (42,700)       (1,305)
  Massey Energy                         (29,300)       (1,055)
  Overseas Shipholding Group            (13,531)         (800)
  Pioneer Natural Resources             (19,997)         (928)


----------------------------------------------------------------
                                                  Market Value
Description                         Shares        ($ Thousands)
----------------------------------------------------------------
  Quicksilver Resources*                (36,187)   $   (1,332)
  Southwestern Energy                   (24,200)         (754)
                                                  ------------
                                                       (9,963)
                                                  ------------
FINANCIALS -- (1.3)%
  Alleghany*                               (316)          (87)
  AMBAC Financial Group                 (11,088)         (899)
  American Capital Strategies           (55,351)       (1,853)
  American Financial Realty Trust+       (4,853)          (47)
  Arthur J. Gallegher                   (47,600)       (1,206)
  Astoria Financial                      (4,900)         (149)
  Camden Property Trust+                 (1,000)          (74)
  Commerce Bancorp                      (27,700)         (988)
  Cullen Frost Bankers                   (2,600)         (149)
  Equity Residential+                    (1,700)          (76)
  Hudson City Bancorp                  (217,167)       (2,895)
  Legg Mason                             (6,500)         (647)
  Leucadia National                      (1,504)          (44)
  MDC Holdings                           (4,500)         (234)
  New York Community Bancorp            (17,082)         (282)
  Peoples Bank                          (19,400)         (637)
  Realty Income+                        (14,290)         (313)
  SL Green Realty+                         (400)          (44)
  St. Joe                               (22,500)       (1,047)
  T Rowe Price Group                    (10,200)         (386)
  Valley National Bancorp               (22,600)         (581)
  Vornado Realty Trust+                  (7,000)         (683)
                                                  ------------
                                                      (13,321)
                                                  ------------
HEALTH CARE -- (1.0)%
  Affymetrix*                           (52,900)       (1,354)
  Allergan                               (6,000)         (644)
  Cooper                                (13,700)         (607)
  Davita*                               (15,600)         (775)
  Endo Pharmaceutical Holdings*         (27,600)         (910)
  Lifepoint Hospitals*                  (32,452)       (1,043)
  Medimmune*                             (3,300)          (89)
  Omnicare                               (8,500)         (403)
  OSI Pharmaceuticals*                  (37,836)       (1,247)
  Patterson*                            (39,400)       (1,376)
  Pharmaceutical Product Development    (10,146)         (356)
  Protein Design Laboratories*           (6,651)         (123)
  VCA Antech*                            (4,120)         (132)
  Zimmer Holdings                        (7,300)         (414)
                                                  ------------
                                                       (9,473)
                                                  ------------
INDUSTRIALS -- (0.9)%
  Alexander & Baldwin                   (16,100)         (713)
  American Power Conversion             (38,800)         (756)
  Chicago Bridge & Iron-New York
    Shares                              (46,700)       (1,128)
  Corporate Executive Board              (1,343)         (135)
  Covanta Holdings*                     (56,900)       (1,004)
  Fastenal                              (26,050)       (1,050)
  Foster Wheeler*                       (10,900)         (471)
  Jetblue Airways*                      (63,500)         (771)
  Joy Global                               (414)          (22)
  Pall                                  (69,519)       (1,946)
  UTI Worldwide                         (41,000)       (1,034)
                                                  ------------
                                                       (9,030)
                                                  ------------
INFORMATION TECHNOLOGY -- (2.2)%
  Adobe Systems Incorporated            (20,600)         (625)
  Advanced Micro Devices*               (21,800)         (532)
  Apple Computer**                       (3,500)         (200)
--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Large Cap Diversified Alpha Fund
June 30, 2006


----------------------------------------------------------------
                                                  Market Value
Description                    Shares/Contracts   ($ Thousands)
----------------------------------------------------------------
  Autodesk                              (10,500)   $     (362)
  Avid Technology*                      (34,050)       (1,135)
  CACI International, Cl A*             (11,400)         (665)
  Comverse Technology*                  (38,100)         (753)
  Cree*                                 (27,918)         (663)
  Diebold                               (12,900)         (524)
  eBay*                                 (22,400)         (656)
  Electronic Arts*                      (15,600)         (671)
  First Data                             (7,700)         (347)
  International Rectifier*              (24,900)         (973)
  Iron Mountain*                        (26,600)         (994)
  JDS Uniphase*                          (4,618)          (12)
  Juniper Networks*                     (64,515)       (1,032)
  Kla-Tencor                            (17,700)         (736)
  Linear Technology                     (45,420)       (1,521)
  Micron Technology                     (44,300)         (667)
  NAVTEQ*                               (16,000)         (715)
  Novell**                              (90,600)         (601)
  Novellus Systems                      (22,936)         (567)
  Paychex                               (14,956)         (583)
  PMC - Sierra*                        (111,332)       (1,047)
  Rambus*                               (15,600)         (356)
  Red Hat*                              (53,091)       (1,242)
  Salesforce.com*                       (25,072)         (668)
  SanDisk*                              (16,429)         (838)
  Symantec*                             (15,620)         (243)
  Symbol Technologies                   (32,000)         (345)
  Take-Two Interactive Software*        (70,365)         (750)
  Tellabs*                               (6,700)          (89)
  Teradyne*                              (4,889)          (68)
  Unisys*                              (136,000)         (854)
                                                  ------------
                                                      (22,034)
                                                  ------------
MATERIALS -- (0.2)%
  Aptargroup                             (6,600)         (328)
  Ivanhoe Mines*                       (116,700)         (796)
  Louisiana-Pacific                     (19,041)         (417)
  Sigma-Aldrich                            (500)          (36)
  Smurfit-Stone Container               (24,900)         (272)
                                                  ------------
                                                       (1,849)
                                                  ------------
TELECOMMUNICATION SERVICES -- (0.0)%
  Crown Castle International*            (7,164)         (247)
                                                  ------------
UTILITIES -- (0.2)%
  Aqua America                          (22,800)         (520)
  Northeast Utilities                    (6,600)         (136)
  NRG Energy*                           (17,962)         (865)
  Pinnacle West Capital                  (6,682)         (267)
  Reliant Energy*                       (23,933)         (287)
                                                  ------------
                                                       (2,075)
                                                  ------------
Total Common Stock Sold Short
  (Proceeds $(100,061)) ($ Thousands)                 (95,455)
                                                  ------------

WRITTEN OPTIONS -- (0.0)%
  120 Day Euro Futures Call,
    Expires 12/15/06,
    Strike Price $95*                       (98)          (11)
                                                  ------------
Total Written Options
  (Premium received $(69)) ($ Thousands)                  (11)
                                                  ------------




--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Large Cap Diversified Alpha Fund
June 30, 2006


Futures -- A summary of the open futures contracts held by the Fund at June 30, 2006, is as follows:
--------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Unrealized
                                                                                                              Appreciation
Type of                                                  Number of                   Expiration              (Depreciation)
Contract                                                 Contracts                      Date                  ($ Thousands)
--------------------------------------------------------------------------------------------------------------------------------
S&P 500 Composite Index                                     518                    September 2006                $(5,916)
S&P 500 Composite Index                                     110                    September 2006                    571
U.S. T-Bond (CBT)                                            17                    September 2006                      2
U.S. 5-Year Note (CBT)                                      (33)                   September 2006                     22
U.S. 2-Year Note (CBT)                                       17                    September 2006                    (11)
U.S. 10-Year Note                                           (82)                   September 2006                    (10)
90-Day Eurodollar                                           (41)                     March 2007                       43
90-Day Eurodollar                                           (41)                     March 2008                       36
90-Day Eurodollar                                           (31)                     March 2009                       29
90-Day Eurodollar                                           (30)                     March 2010                       28
90-Day Eurodollar                                           (15)                     March 2011                       13
90-Day Eurodollar                                            50                      June 2007                       (24)
90-Day Eurodollar                                           (31)                     June 2008                        29
90-Day Eurodollar                                           (31)                     June 2009                        30
90-Day Eurodollar                                           (26)                     June 2010                        27
90-Day Eurodollar                                           (1)                      June 2011                        --
90-Day Eurodollar                                           (41)                   September 2006                     36
90-Day Eurodollar                                           (41)                   September 2007                     39
90-Day Eurodollar                                           (31)                   September 2008                     29
90-Day Eurodollar                                           (31)                   September 2009                     30
90-Day Eurodollar                                           (26)                   September 2010                     27
90-Day Eurodollar                                            51                    December 2006                     (60)
90-Day Eurodollar                                           (41)                   December 2007                      38
90-Day Eurodollar                                           (31)                   December 2008                      29
90-Day Eurodollar                                           (31)                   December 2009                      29
90-Day Eurodollar                                           (26)                   December 2010                      27
                                                                                                         -----------------------
                                                                                                                 $(4,907)
                                                                                                         =======================





--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Large Cap Diversified Alpha Fund
June 30, 2006


Swaps -- At June 30, 2006, the following swap agreements were outstanding:
----------------------------------------------------------------------------------------------------------------------------------
                                                         Total Return Swaps
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      Unrealized
                                                                                                      Notional       Appreciation
                                                                                     Expiration        Amount       (Depreciation)
Description                                                                             Date       ($ Thousands)     ($ Thousands)
----------------------------------------------------------------------------------------------------------------------------------
Receive payment on the monthly reset spread from Banc of America - CMBS AAA10Yr
  Index plus 15 basis points times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the spread depreciates over the payment period.
  (Counterparty: Bank of America)                                                     07/31/06        $35,000            $ 48

Receive payment on the monthly reset spread from Banc of America - CMBS BBB
  Index times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the
  spread depreciates over the payment period. (Counterparty: Bank of America)         10/31/06          4,000             (20)

Receive payment on the monthly reset spread from Banc of America - CMBS BBB
  Index times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the
  spread depreciates over the payment period. (Counterparty: Bank of America)         10/31/06          4,000             (20)

Receive payment on the monthly reset spread from Banc of America - CMBS BBB
  Index times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the
  spread depreciates over the payment period. (Counterparty: Bank of America)         10/31/06          7,000             (35)

Receive payment on the monthly reset spread from Lehman Brothers - CMBS AAA
  Index times the notional amount. The Fund receives payment if the return on the spread appreciates over the payment period and pays if the return on the
  spread depreciates over the payment period. (Counterparty: Goldman Sachs)           07/01/06         15,000              25

----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $ (2)
==================================================================================================================================






--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

Schedule of Investments (Unaudited)


Large Cap Diversified Alpha Fund
June 30, 2006


 Percentages are based on Net Assets of $1,001,380 ($ Thousands).

* Non-income producing security.

** Rate shown is the 7-day effective yield as of June 30, 2006.

+ Real Estate Investment Trust

++ Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Fund may invest in the SEI money market funds, provided that investments in the money market funds do not exceed 25% of the Fund's total assets.

(A) Security, or portion thereof, has been pledged as collateral on open futures contracts and written options. The rate reported is the effective yield at time of purchase.

(B) The rate reported is the effective yield at time of purchase.

(C) Variable Rate Security -- The rate reported on the Schedule of Investments is the rate in effect as of June 30, 2006.

(D) All or a portion of this security is held as collateral for securities sold short.

(E) Securities sold within the terms of private placement memorandum, except from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors". These securities have been determined to be liquid under guidelines established by the Board of Trustees.

(F) Zero-coupon security. The rate reported is the effective yield at time of purchase.

(G) Step Bonds -- The rate reflected on the Schedule of Investments is the effective yield on June 30, 2006. The coupon on a step bond changes on a specific date.

Cl -- Class
CMO -- Collateralized Mortgage Obligation
DN -- Discount Note
DN -- Discount Note
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
IO -- Interest Only
LLC -- Limited Liability Company
NIM -- Net Interest Margin
Ser -- Series
STRIPS -- Separately Traded Registered Interest and Principal Securities TBA -- To Be Announced

++ At June 30, 2006, the tax basis cost of the Fund's investments was $1,138,043 ($ Thousands), and the unrealized appreciation and depreciation were $40,687
($ Thousands) and $(42,772) ($ Thousands), respectively.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------
              SEI Institutional Managed Trust / Quarterly Report / June 30, 2006

ITEM 2.  CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                 SEI Asset Allocation Trust


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO


Date August 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ Robert A. Nesher
                                             ---------------------------------
                                             Robert A. Nesher, President & CEO


Date August 21, 2006


By (Signature and Title)*                    /s/ Stephen F. Panner
                                             -----------------------------------
                                             Stephen F. Panner, Controller & CFO


Date August 21, 2006

* Print the name and title of each signing officer under his or her signature.